                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: July 31*
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                    Date of reporting period: July 31, 2006
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*This Form N-CSR pertains to the following series of the Registrant: MFS
Emerging Markets Debt Fund, MFS New Endeavor Fund, and MFS Strategic Value Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of May 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

KEEPING YOU INFORMED
MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS EMERGING MARKETS DEBT FUND

LETTER FROM THE CEO                                               1
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PORTFOLIO COMPOSITION                                             2
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MANAGEMENT REVIEW                                                 3
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PERFORMANCE SUMMARY                                               4
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EXPENSE TABLE                                                     7
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PORTFOLIO OF INVESTMENTS                                          9
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STATEMENT OF ASSETS AND LIABILITIES                              17
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STATEMENT OF OPERATIONS                                          19
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STATEMENTS OF CHANGES IN NET ASSETS                              20
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FINANCIAL HIGHLIGHTS                                             21
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NOTES TO FINANCIAL STATEMENTS                                    26
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          36
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TRUSTEES AND OFFICERS                                            37
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    42
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PROXY VOTING POLICIES AND INFORMATION                            46
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QUARTERLY PORTFOLIO DISCLOSURE                                   46
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FEDERAL TAX INFORMATION                                          46
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CONTACT INFORMATION                                      BACK COVER
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Fund objective: Seeks total return (high current income and long-term growth of capital).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        7/31/06
                                                                        EMD-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                     100.8%
              Cash & Other Net Assets                    -0.8%

              FIXED INCOME SECTORS (i)

              Emerging Market Debt                       98.4%
              ------------------------------------------------
              U.S. Treasury Securities                    1.7%
              ------------------------------------------------
              High Yield Corporates                       0.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              A                                           2.5%
              ------------------------------------------------
              BBB                                        25.1%
              ------------------------------------------------
              BB                                         36.1%
              ------------------------------------------------
              B                                          25.6%
              ------------------------------------------------
              CCC                                         0.7%
              ------------------------------------------------
              C                                           0.8%
              ------------------------------------------------
              Not Rated                                   9.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.1
              ------------------------------------------------
              Average Life (m)                       11.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   12.4 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              BB
              ------------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                             A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              Brazil                                     18.4%
              ------------------------------------------------
              Mexico                                     13.1%
              ------------------------------------------------
              Russia                                     12.8%
              ------------------------------------------------
              Venezuela                                   6.7%
              ------------------------------------------------
              Argentina                                   6.4%
              ------------------------------------------------
              Philippines                                 6.3%
              ------------------------------------------------
              Turkey                                      5.7%
              ------------------------------------------------
              Colombia                                    3.5%
              ------------------------------------------------
              Indonesia                                   2.9%
              ------------------------------------------------
              Other                                      24.2%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 7/31/06.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 7/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2006, Class A shares of the MFS Emerging Markets Debt Fund provided a total return of 7.70%, at net asset value. In comparison, the fund's benchmark, the J.P. Morgan Emerging Markets Bond Index Global, returned 8.31%.

DETRACTORS FROM PERFORMANCE

We were underweight Brazil and Ecuador over much of the period, reflecting our more cautious stance towards the asset class due to perceived tight valuations. This positioning proved premature as both countries outperformed the index. Our positioning in Turkey also adversely impacted performance.

CONTRIBUTORS TO PERFORMANCE

Our overweight position in Russia benefited the fund, particularly our emphasis on corporate and quasi-sovereign bonds (e.g. Gazprom, VTB Capital).

Overweighting bonds of Central American and Caribbean countries (e.g., Jamaica, Dominican Republic, and Costa Rica) enhanced performance as these bonds outperformed the benchmark.

Respectfully,

Matthew W. Ryan
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 2006.)

                   MFS Emerging Markets        J.P. Morgan Emerging
                   Debt Fund -- Class A      Markets Bond Index Global

        3/98             $ 9,525                      $10,000
        7/98               9,125                        9,559
        7/99               8,755                        9,099
        7/00              11,807                       11,491
        7/01              13,073                       11,992
        7/02              14,603                       11,670
        7/03              19,036                       15,509
        7/04              21,561                       17,327
        7/05              26,203                       20,171
        7/06              28,221                       21,848

TOTAL RETURNS THROUGH 7/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr       Life (t)
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        A                 3/17/98               7.70%      16.64%       13.85%
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        B                 5/31/02               6.90%      15.92%       13.43%
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        C                 5/31/02               6.89%      15.92%       13.43%
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        I                 3/17/98               7.97%      16.89%       13.99%
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        W                 5/01/06               7.72%      16.64%       13.85%
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AVERAGE ANNUAL
Comparative benchmark

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J.P. Morgan Emerging Markets Bond Index
Global (f)                                      8.31%      12.75%        9.75%
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AVERAGE ANNUAL WITH SALES CHARGE
   Share class
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        A                                       2.58%      15.51%       13.19%
With Initial Sales Charge (4.75%)
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        B                                       2.96%      15.69%       13.43%
With CDSC (Declining over six years
from 4% to 0%) (x)
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        C                                       5.91%      15.92%       13.43%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I and Class W shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, March 17, 1998, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors. Class W shares are intended for purchase only through fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms and investment advisers, that have entered into an agreement with the fund's distributor to offer Class W shares to their wrap program clients. The use of Class W shares by a financial intermediary sponsor of a fee-based program will depend on, among other things, the structure of the particular fee-based wrap program. Class W shares may be purchased at net asset value without an initial sales charge or CDSC upon redemption.

Performance for Class W shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers, the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.




-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06        7/31/06         7/31/06
--------------------------------------------------------------------------------
        Actual              1.40%     $1,000.00      $1,015.80         $7.00
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.40%     $1,000.00      $1,017.85         $7.00
--------------------------------------------------------------------------------
        Actual              2.15%     $1,000.00      $1,012.00        $10.73
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.15%     $1,000.00      $1,014.13        $10.74
--------------------------------------------------------------------------------
        Actual              2.14%     $1,000.00      $1,012.00        $10.68
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.14%     $1,000.00      $1,014.18        $10.69
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00      $1,017.00         $5.75
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00      $1,019.09         $5.76
--------------------------------------------------------------------------------
        Actual              1.25%     $1,000.00      $1,015.90 (i)     $3.18 (i)
  W     ------------------------------------------------------------------------
        Hypothetical (h)    1.25%     $1,000.00      $1,018.60 (i)     $3.18 (i)
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(i) For the period from the class' inception, May 1, 2006 through July 31, 2006.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.5%
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Foreign Bonds - 96.5%
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ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
Algeria - 1.7%
--------------------------------------------------------------------------------------------------
Republic of Algeria, FRN, 5.8125%, 2010                         $     2,274,133      $   2,268,448
Republic of Algeria, "C", FRN, 5.8125%, 2010                          1,163,333          1,160,425
                                                                                     -------------
                                                                                     $   3,428,873
--------------------------------------------------------------------------------------------------
Argentina - 6.3%
--------------------------------------------------------------------------------------------------
Banco Hipotecario S.A., 9.75%, 2016 (a)                         $       600,000      $     600,000
Republic of Argentina, 7%, 2011                                         240,004            232,804
Republic of Argentina, 8.28%, 2033 (l)                                2,740,075          2,568,821
Republic of Argentina, FRN, 11.3611%, 2008                    ARS     2,149,000            688,007
Republic of Argentina, FRN, 4.889%, 2012                        $     7,610,250          7,057,238
Republic of Argentina, FRN, 0%, 2035 (i)(l)                          16,444,379          1,529,327
                                                                                     -------------
                                                                                     $  12,676,197
--------------------------------------------------------------------------------------------------
Bermuda - 0.4%
--------------------------------------------------------------------------------------------------
Digicel Ltd., 9.25%, 2012 (a)(l)                                $       685,000      $     714,113
--------------------------------------------------------------------------------------------------
Brazil - 18.2%
--------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (a)                                 $     1,235,000      $   1,219,563
Banco do Brasil S.A., 7.95%, 2049 (a)                                   543,000            532,140
Banco do Estado de Banespa, 8.7%, 2049                                  316,000            320,740
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                       841,000            853,615
Banco Nacional de Desenvolvi, FRN, 5.873%, 2008                       3,095,000          3,052,599
Centrais Eletricas Brasileiras S.A., 7.75%, 2015                        490,000            498,575
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (a)                    522,000            531,135
Cosan S.A. Industria e Comercio, 9%, 2009 (a)                           314,000            330,485
Cosan S.A. Industria e Comercio, 9%, 2009                               270,000            284,175
Federative Republic of Brazil CLN, 6%, 2009 (z)               BRL     3,749,395          1,570,558
Federative Republic of Brazil CLN, 6%, 2009 (z)               BRL     1,442,320            604,163
Federative Republic of Brazil CLN, 6%, 2009 (z)               BRL     2,532,038          1,060,628
Federative Republic of Brazil CLN, 10%, 2012                  BRL     5,294,000          1,991,743
Federative Republic of Brazil CLN II, 6%, 2009 (z)            BRL     2,457,050          1,029,217
Federative Republic of Brazil CLN II, 6%, 2009 (z)            BRL     1,153,537            483,197
Federative Republic of Brazil, 7.875%, 2015                     $     1,309,000          1,411,757
Federative Republic of Brazil, 8%, 2018 (l)                           5,549,000          6,009,567
Federative Republic of Brazil, 8.875%, 2019                           4,760,000          5,521,600
Federative Republic of Brazil, 8.875%, 2024                           1,964,000          2,282,168
Federative Republic of Brazil, 8.25%, 2034 (l)                        2,371,000          2,634,181
Federative Republic of Brazil, 11%, 2040 (l)                          2,739,000          3,514,137
Federative Republic of Brazil CLN, 6%, 2045                   BRL     1,566,768            538,893
JBS S.A., 10.5%, 2016 (a)                                       $       628,000            631,140
                                                                                     -------------
                                                                                     $  36,905,976
--------------------------------------------------------------------------------------------------
Chile - 1.4%
--------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                      $     1,500,000      $   1,545,363
HQI Transelec Chile S.A., 7.875%, 2011                                1,212,000          1,267,585
                                                                                     -------------
                                                                                     $   2,812,948
--------------------------------------------------------------------------------------------------
China - 0.2%
--------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011 (a)                             $       371,000      $     383,058
--------------------------------------------------------------------------------------------------
Colombia - 3.4%
--------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2010                            COP 1,141,000,000      $     505,639
Republic of Colombia, 8.25%, 2014                               $       725,000            784,813
Republic of Colombia, 12%, 2015 (l)                           COP 1,012,000,000            486,609
Republic of Colombia, 7.375%, 2017                              $     1,414,000          1,442,280
Republic of Colombia, 8.125%, 2024 (l)                                1,879,000          2,029,320
Republic of Colombia, FRN, 6.97%, 2015 (l)                            1,687,000          1,725,009
                                                                                     -------------
                                                                                     $   6,973,670
--------------------------------------------------------------------------------------------------
Costa Rica - 0.4%
--------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020                            $       658,000      $     812,301
--------------------------------------------------------------------------------------------------
Croatia - 0.4%
--------------------------------------------------------------------------------------------------
Republic of Croatia, FRN, 6.3556%, 2010                         $       818,182      $     821,250
--------------------------------------------------------------------------------------------------
Dominican Republic - 0.9%
--------------------------------------------------------------------------------------------------
Autopistas del Nordeste, 9.39%, 2026 (z)                        $     1,278,966      $   1,227,807
Dominican Republic, 8.625%, 2027 (a)                                    568,000            582,200
                                                                                     -------------
                                                                                     $   1,810,007
--------------------------------------------------------------------------------------------------
Ecuador - 1.4%
--------------------------------------------------------------------------------------------------
Republic of Ecuador, 9% to 2006, 10% to 2030                    $     1,366,000      $   1,379,660
Republic of Ecuador, 9.375%, 2015                                     1,412,000          1,471,869
                                                                                     -------------
                                                                                     $   2,851,529
--------------------------------------------------------------------------------------------------
Egypt - 0.4%
--------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011                           $       143,445      $     139,838
Petroleum Export/Cayman, 5.265%, 2011 (a)                               592,907            577,995
                                                                                     -------------
                                                                                     $     717,833
--------------------------------------------------------------------------------------------------
El Salvador - 1.7%
--------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                            $       584,000      $     627,800
Republic of El Salvador, 7.65%, 2035                                    962,000            974,025
Republic of El Salvador, 7.65%, 2035 (a)                              1,842,000          1,865,025
                                                                                     -------------
                                                                                     $   3,466,850
--------------------------------------------------------------------------------------------------
Guatemala - 0.2%
--------------------------------------------------------------------------------------------------
Republic of Guatemala, 9.25%, 2013                              $       427,000      $     483,151
--------------------------------------------------------------------------------------------------
Hong Kong - 0.4%
--------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)             $       749,000      $     711,550
--------------------------------------------------------------------------------------------------
Indonesia - 2.8%
--------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010 (a)                              $       592,000      $     592,000
Excelcomindo Finance Co., 7.125%, 2013 (a)                              472,000            455,480
PT Arpeni Pratama Ocean Line Tbk, 8.75%, 2013 (a)                       868,000            861,154
Republic of Indonesia, 7.25%, 2015                                    1,029,000          1,056,011
Republic of Indonesia, 6.875%, 2017 (a)                               1,476,000          1,466,775
Republic of Indonesia, 12.8%, 2021                                    1,287,599          1,329,853
                                                                                     -------------
                                                                                     $   5,761,273
--------------------------------------------------------------------------------------------------
Iraq - 0.4%
--------------------------------------------------------------------------------------------------
Republic of Iraq, 5.8%, 2028                                    $     1,112,000      $     743,650
--------------------------------------------------------------------------------------------------
Kazakhstan - 2.4%
--------------------------------------------------------------------------------------------------
ATF Bank, 9%, 2016 (a)                                          $       900,000      $     891,180
ATF Bank JSC, 9.25%, 2012                                               283,000            288,306
HSBK Europe B.V., 7.75%, 2013 (a)                                     1,379,000          1,397,961
Intergas Finance B.V., 6.875%, 2011 (a)                               1,135,000          1,123,650
Intergas Finance B.V., 6.875%, 2011                                     100,000             99,000
Kazkommerts International B.V., 8%, 2015 (a)                            268,000            266,660
Kazkommerts International B.V., 8%, 2015                                286,000            284,570
Turanalem Finance B.V., 7.75%, 2013 (a)                                 577,000            570,509
                                                                                     -------------
                                                                                     $   4,921,836
--------------------------------------------------------------------------------------------------
Macau - 0.3%
--------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., FRN, 10.42%, 2010 (a)            $       662,000      $     693,445
--------------------------------------------------------------------------------------------------
Mexico - 12.9%
--------------------------------------------------------------------------------------------------
Cablemas S.A. de C.V., 9.375%, 2015 (a)                         $       552,000      $     585,120
Grupo Posadas S.A. de C.V., 8.75%, 2011                                 308,000            313,390
Grupo Posadas S.A. de C.V., 8.75%, 2011 (a)                             162,000            164,835
Grupo Televisa S.A., 8.5%, 2032                                         548,000            641,522
Pemex Project Funding Master Trust, 7.3069%, 2009 (l)                 2,815,000          2,905,080
Pemex Project Funding Master Trust, 8.625%, 2022                      4,923,000          5,729,171
Pemex Project Funding Master Trust, 9.5%, 2027 (l)                    2,761,000          3,495,426
Pemex Project Funding Master Trust, 6.625%, 2035 (l)                  3,107,000          2,981,583
Pemex Project Funding Master Trust, FRN, 6.6294%, 2010                  728,000            745,472
TFM S.A. de C.V., 9.375%, 2012                                          488,000            518,500
United Mexican States, 8.125%, 2019                                     923,000          1,076,218
United Mexican States, 8%, 2022                                       2,459,000          2,843,834
United Mexican States, 10%, 2024                              MXN  $  8,865,000            896,363
United Mexican States, 8.3%, 2031                               $     1,832,000          2,202,980
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                   950,000            973,750
                                                                                     -------------
                                                                                     $  26,073,244
--------------------------------------------------------------------------------------------------
Panama - 2.5%
--------------------------------------------------------------------------------------------------
Republic of Panama, 7.25%, 2015                                 $     1,768,000      $   1,827,228
Republic of Panama, 9.375%, 2029                                      2,450,000          3,013,500
Republic of Panama, 6.7%, 2036                                          280,000            266,000
                                                                                     -------------
                                                                                     $   5,106,728
--------------------------------------------------------------------------------------------------
Peru - 1.8%
--------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                      $     1,847,810      $   1,810,854
Republic of Peru, 5% to 2007, FRN to 2017                               946,720            923,052
Southern Copper Corp., 7.5%, 2035                                       432,000            427,459
Southern Copper Corp., 7.5%, 2035                                       538,000            532,345
                                                                                     -------------
                                                                                     $   3,693,710
--------------------------------------------------------------------------------------------------
Philippines - 6.2%
--------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.4438%, 2011                        $       971,000      $   1,059,675
Republic of Philippines, 8%, 2016                                       648,000            690,509
Republic of Philippines, 9.375%, 2017                                 6,522,000          7,475,843
Republic of Philippines, 9.875%, 2019 (l)                             1,541,000          1,829,938
Republic of Philippines, 9.5%, 2030 (l)                                 670,000            792,275
Republic of Philippines, 7.75%, 2031                                    785,000            786,963
                                                                                     -------------
                                                                                     $  12,635,203
--------------------------------------------------------------------------------------------------
Russia - 12.5%
--------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                               $     1,782,000      $   1,990,316
Evraz Securities S.A., 10.875%, 2009                                    600,000            659,520
Gazprom International S.A., 7.201%, 2020                              6,610,000          6,857,875
Gazprom OAO, 9.625%, 2013                                             5,270,000          6,165,900
Gazprom OAO, 8.625%, 2034 (a)                                           100,000            120,625
Mobile TeleSystems Finance S.A., 8.375%, 2010                           685,000            698,700
RSHB Capital S.A., 7.175%, 2013 (a)(l)                                  860,000            871,610
RSHB Capital S.A., 7.175%, 2013                                       1,009,000          1,022,622
Russian Federation, 3%, 2008                                          1,737,000          1,651,713
Russian Standard Finance S.A., 7.5%, 2010 (a)                           392,000            374,360
Russian Standard Finance S.A., 8.625%, 2011 (a)                         641,000            628,981
TNK-BP Finance S.A., 7.5%, 2016 (a)(l)                                1,490,000          1,508,625
UBS Luxembourg S.A., 8.25%, 2016 (a)                                    503,000            500,485
VTB Capital S.A., 7.5%, 2011                                          2,128,000          2,231,634
                                                                                     -------------
                                                                                     $  25,282,966
--------------------------------------------------------------------------------------------------
South Africa - 0.7%
--------------------------------------------------------------------------------------------------
Republic of South Africa, 7.375%, 2012 (l)                      $     1,243,000      $   1,317,580
--------------------------------------------------------------------------------------------------
South Korea - 0.2%
--------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (a)                                    $       498,000      $     471,855
--------------------------------------------------------------------------------------------------
Thailand - 0.3%
--------------------------------------------------------------------------------------------------
Advance Agro Public Co. Ltd., 11%, 2012 (a)                     $       592,000      $     584,600
--------------------------------------------------------------------------------------------------
Trinidad & Tobago - 0.3%
--------------------------------------------------------------------------------------------------
Republic of Trinidad & Tobago, 9.75%, 2020                      $       535,000      $     704,467
--------------------------------------------------------------------------------------------------
Tunisia - 0.6%
--------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                        $     1,221,000      $   1,288,155
--------------------------------------------------------------------------------------------------
Turkey - 5.6%
--------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.3294%, 2010 (z)                       $       850,000      $     858,500
Republic of Turkey, 11.5%, 2012                                       2,394,000          2,854,845
Republic of Turkey, 11%, 2013                                           836,000            988,570
Republic of Turkey, 9.5%, 2014                                        1,085,000          1,212,488
Republic of Turkey, 7.25%, 2015                                       4,033,000          4,007,794
Republic of Turkey, 7.375%, 2025                                        989,000            969,220
Republic of Turkey, 8%, 2034 (l)                                        430,000            439,675
                                                                                     -------------
                                                                                     $  11,331,092
--------------------------------------------------------------------------------------------------
Ukraine - 0.5%
--------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013 (l)                            $     1,000,000      $   1,032,700
--------------------------------------------------------------------------------------------------
Uruguay - 2.7%
--------------------------------------------------------------------------------------------------
Banco de La Republica Oriental del Uruguay, 10.5%, 2006       UYU    13,476,756      $     574,324
Republic of Uruguay, 9.25%, 2017 (l)                            $     3,249,000          3,638,870
Republic of Uruguay, 8%, 2022                                         1,315,000          1,324,863
                                                                                     -------------
                                                                                     $   5,538,057
--------------------------------------------------------------------------------------------------
Venezuela - 5.8%
--------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014 (l)                           $     7,035,000      $   7,703,325
Republic of Venezuela, 7%, 2018 (l)                                   2,830,000          2,815,850
Republic of Venezuela, 9.375%, 2034 (l)                               1,019,000          1,258,465
                                                                                     -------------
                                                                                     $  11,777,640
--------------------------------------------------------------------------------------------------
Vietnam - 0.6%
--------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016                               $     1,233,000      $   1,255,016
--------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $193,528,483)                                          $ 195,782,523
--------------------------------------------------------------------------------------------------
Warrants (n) - 0.8%
--------------------------------------------------------------------------------------------------
Venezuela - 0.8%
--------------------------------------------------------------------------------------------------
                                               STRIKE
ISSUER                                          PRICE     1st EXERCISE     SHARES/PAR    VALUE
--------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment
Obligation, expires 2020 (Identified Cost,
$1,729,697)                                       N/A            N/A         46,645  $   1,632,575
--------------------------------------------------------------------------------------------------

Call Options Purchased - 0.0%
--------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION/STRIKE PRICE                                       SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
MXN Currency - August 2006 @ $0.09163
(Premiums Paid, $9,752)                                       MXN    10,749,798      $       4,375
--------------------------------------------------------------------------------------------------

Put Options Purchased - 0.0%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond 10yr Futures - August 2006 @ $105                         38      $       4,750
TRY Currency - August 2006 @ $0.63776                         TRY     3,802,400              9,373
ZAR Currency - August 2006 @ $0.14276                         ZAR    14,010,000             28,300
--------------------------------------------------------------------------------------------------
TOTAL PUT OPTIONS PURCHASED (PREMIUMS PAID, $72,877)                                 $      42,423
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.6%
--------------------------------------------------------------------------------------------------
Tennessee Valley Authority Discount Notes, 5.14%, due 8/02/06,
at Amortized Cost and Value (y)                                 $     3,276,000      $   3,275,532
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 20.9%
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                          42,261,195      $  42,261,195
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $240,877,536) (k)                                $ 242,998,623
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.8)%                                               (40,101,307)
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $ 202,897,316
--------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,635,679, representing 12.14% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $177,690,534 and 73.12% of market value. An independent pricing service provided an evaluated bid for 62.50% of the market value.
(l) All or a portion of this security is on loan.
(n) Non-income producing.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                        ACQUISITION   ACQUISITION          CURRENT    TOTAL % OF
RESTRICTED SECURITIES                          DATE          COST     MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------------------------
Autopistas de Nordeste,
9.39%, 2026                               2/22/2006    $1,234,666       $1,227,807
DFS Funding Corp., FRN, 7.3294%, 2010     6/24/2005       856,750          858,500
Federative Republic of Brazil CLN,
6%, 2009                                  5/25/2006     1,444,299        1,570,558
Federative Republic of Brazil CLN,
6%, 2009                                  6/16/2006       569,010          604,163
Federative Republic of Brazil CLN,
6%, 2009                                  6/05/2006       994,365        1,060,628
Federative Republic of Brazil CLN II,
6%, 2009                                  3/20/2006       491,175          483,197
Federative Republic of Brazil CLN II,
6%, 2009                                  3/13/2006     1,049,632        1,029,217
--------------------------------------------------------------------------------------------------
Total Restricted Securities                                              $6,834,070          3.4%
--------------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                    NET UNREALIZED
      CONTRACTS TO                                                      CONTRACTS    APPRECIATION
     DELIVER/RECEIVE           SETTLEMENT DATE     IN EXCHANGE FOR       AT VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------
BRL             1,734,892           3/15/07            $747,154       $758,320        $(11,166)
COP         1,466,862,000           8/22/06             599,208        603,413          (4,205)
IDR         2,030,500,000           8/31/06             223,132        221,814           1,318
KRW           430,381,853            8/7/06             453,750        450,686           3,064
MXN            13,006,465            8/7/06           1,190,000      1,185,777           4,223
SGD               805,530            8/3/06             510,540        510,364             176
TRY               798,700            8/7/06             500,000        532,018         (32,018)
ZAR             3,495,541            8/7/06             485,000        503,747         (18,747)
-------------------------------------------------------------------------------------------------
                                                     $4,708,784     $4,766,139        $(57,355)
-------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------
BRL             1,811,602   8/31/06-3/15/07            $795,129       $804,266          $9,137
CNY            24,324,360    8/7/06-8/21/06           3,051,424      3,057,819           6,395
COP         1,466,862,000           8/22/06             576,823        603,413          26,590
KRW           430,381,853            8/7/06             454,349        450,686          (3,663)
MXN            33,409,646    8/7/06-9/11/06           3,033,025      3,042,563           9,538
SGD             1,611,060    8/3/06-10/2/06           1,016,500      1,022,252           5,752
TRY             1,558,836            8/7/06             997,235      1,038,349          41,114
ZAR             6,976,874            8/7/06             968,202      1,005,448          37,246
-------------------------------------------------------------------------------------------------
                                                    $10,892,687    $11,024,796        $132,109
-------------------------------------------------------------------------------------------------

At  July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $2,180 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2006:

                                                                                     UNREALIZED
                                                                  EXPIRATION      APPRECIATION/
DESCRIPTION                      CONTRACTS           VALUE              DATE     (DEPRECIATION)
------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long)         40      $4,241,250            Sep-06            $65,485
-------------------------------------------------------------------------------------------------

At  July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CLN             Credit Linked Notes
FRN             Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS             Argentine Peso
BRL             Brazilian Real
CNY             Chinese Yuan Renminbi
COP             Colombian Peso
IDR             Indeonesian Rupiah
KRW             Korean Won
MXN             Mexican Peso
SGD             Singapore Dollar
TRY             Turkish Lira
UYU             Uruguayan Peso
ZAR             South African Rand

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $41,362,433 of securities
on loan (identified cost, $240,877,536)                            $242,998,623
Cash                                                                  4,354,234
Foreign currency, at value (identified cost, $42,463)                    42,601
Receivable for forward foreign currency exchange contracts              152,626
Receivable for daily variation margin on open futures
contracts                                                                 1,250
Receivable for investments sold                                       3,231,678
Receivable for fund shares sold                                       1,886,698
Interest receivable                                                   3,691,123
Other assets                                                              1,353
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $256,360,186
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $172,553
Payable for forward foreign currency exchange contracts                  77,872
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                      2,180
Payable for investments purchased                                     9,993,440
Payable for fund shares reacquired                                      739,711
Collateral for securities loaned, at value                           42,261,195
Payable to affiliates
  Investment adviser                                                     17,316
  Management fee                                                         16,520
  Shareholder servicing costs                                             8,753
  Distribution and service fees                                           8,759
  Administrative services fee                                               506
Payable for independent trustees' compensation                              353
Accrued expenses and other liabilities                                  163,712
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $53,462,870
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $202,897,316
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $199,752,319
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           2,263,216
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                         1,192,959
Accumulated distributions in excess of net investment income           (311,178)
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $202,897,316
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    14,835,203
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $155,137,413
  Shares outstanding                                                 11,350,395
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.67
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value
  per share)                                                                                     $14.35
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $20,510,722
  Shares outstanding                                                  1,496,219
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.71
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $21,254,005
  Shares outstanding                                                  1,549,482
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.72
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,894,094
  Shares outstanding                                                    431,713
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $13.65
-------------------------------------------------------------------------------------------------------
Class W shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $101,082
  Shares outstanding                                                      7,394
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $13.67
-------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 7/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $11,363,808
  Foreign taxes withheld                                                   (4,154)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $11,359,654
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,284,611
  Distribution and service fees                                           832,534
  Shareholder servicing costs                                             307,877
  Administrative services fee                                              32,157
  Independent trustees' compensation                                        5,091
  Custodian fee                                                           169,495
  Shareholder communications                                               88,129
  Auditing fees                                                            51,330
  Legal fees                                                                4,657
  Miscellaneous                                                           108,295
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,884,176
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (45,614)
  Reduction of expenses by investment adviser and distributor            (207,596)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $2,630,966
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $8,728,688
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $4,050,009
  Written options transactions                                            193,876
  Futures contracts                                                        87,974
  Foreign currency transactions                                          (173,429)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $4,158,430
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(1,978,410)
  Futures contracts                                                        34,084
  Translation of assets and liabilities in foreign currencies             103,892
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $(1,840,434)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                             $2,317,996
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $11,046,684
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 7/31
                                                                 --------------------------------------
                                                                        2006                       2005
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $8,728,688                 $4,376,813
Net realized gain (loss) on investments and foreign
currency transactions                                              4,158,430                  4,628,688
Net unrealized gain (loss) on investments and foreign
currency translation                                              (1,840,434)                 3,630,056
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $11,046,684                $12,635,557
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(7,346,085)               $(2,867,015)
  Class B                                                         (1,070,603)                  (638,406)
  Class C                                                           (894,805)                  (354,124)
  Class I                                                           (349,404)                  (285,700)
  Class W                                                             (1,414)                        --
From net realized gain on investments and foreign
currency transactions
  Class A                                                        $(3,509,973)                 $(829,086)
  Class B                                                           (600,282)                  (240,489)
  Class C                                                           (498,958)                  (123,395)
  Class I                                                           (179,187)                  (103,109)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(14,450,711)               $(5,441,324)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $91,679,713                $67,070,258
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $3,206
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $88,275,686                $74,267,697
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           114,621,630                 40,353,933

At end of period (including accumulated distributions in
excess of net investment income of $311,178 and
undistributed net investment income of $560,326)                $202,897,316               $114,621,630
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                      YEARS ENDED 7/31
                                                 -------------------------------------------------------------------------
                                                        2006            2005            2004           2003           2002
Net asset value, beginning of period                  $13.90          $12.43          $12.14         $10.16         $10.02
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.72           $0.83           $0.80          $0.76          $1.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.31            1.76            0.77           2.21           0.12
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.03           $2.59           $1.57          $2.97          $1.16
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.81)         $(0.81)         $(0.80)        $(0.97)        $(1.02)
  From net realized gain on investments and
  foreign currency transactions                        (0.45)          (0.31)          (0.48)         (0.02)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.26)         $(1.12)         $(1.28)        $(0.99)        $(1.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.67          $13.90          $12.43         $12.14         $10.16
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              7.70           21.53           13.27          30.36          11.70
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.55            1.71            1.91           3.21           9.93
Expenses after expense reductions (f)                   1.40            1.40            1.41           1.41           0.32
Net investment income                                   5.25            6.28            6.37           6.43           9.78
Portfolio turnover                                       156             193             228            254            364
Net assets at end of period (000 Omitted)           $155,137         $82,456         $23,690         $8,495           $345
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                       YEARS ENDED 7/31
                                                  ------------------------------------------------------------------------
                                                        2006            2005           2004           2003         2002(i)
Net asset value, beginning of period                  $13.94          $12.45         $12.17         $10.15          $11.30
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.63           $0.73          $0.72          $0.65           $0.12
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.29            1.78           0.74           2.24           (1.12)(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.92           $2.51          $1.46          $2.89          $(1.00)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.70)         $(0.71)        $(0.70)        $(0.85)         $(0.15)
  From net realized gain on investments and
  foreign currency transactions                        (0.45)          (0.31)         (0.48)         (0.02)             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.15)         $(1.02)        $(1.18)        $(0.87)         $(0.15)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.71          $13.94         $12.45         $12.17          $10.15
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              6.90           20.79          12.32          29.48           (8.88)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.20            2.37           2.56           3.86           11.52(a)
Expenses after expense reductions (f)                   2.15            2.16           2.16           2.16            2.21(a)
Net investment income                                   4.54            5.51           5.63           5.67            7.65(a)
Portfolio turnover                                       156             193            228            254             364
Net assets at end of period (000 Omitted)            $20,511         $16,623         $8,680         $5,095            $181
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 7/31
                                                  ------------------------------------------------------------------------
                                                        2006            2005           2004           2003         2002(i)
Net asset value, beginning of period                  $13.95          $12.47         $12.17         $10.15          $11.30
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.62           $0.73          $0.71          $0.68           $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.30            1.77           0.77           2.21           (1.13)(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.92           $2.50          $1.48          $2.89          $(1.00)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.70)         $(0.71)        $(0.70)        $(0.85)         $(0.15)
  From net realized gain on investments and
  foreign currency transactions                        (0.45)          (0.31)         (0.48)         (0.02)             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.15)         $(1.02)        $(1.18)        $(0.87)         $(0.15)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.72          $13.95         $12.47         $12.17          $10.15
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              6.89           20.68          12.49          29.43           (8.89)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.19            2.36           2.56           3.86           11.52(a)
Expenses after expense reductions (f)                   2.15            2.15           2.16           2.16            2.21(a)
Net investment income                                   4.47            5.50           5.67           5.59            7.11(a)
Portfolio turnover                                       156             193            228            254             364
Net assets at end of period (000 Omitted)            $21,254         $10,247         $4,235         $1,095             $19
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 7/31
                                                     ---------------------------------------------------------------------
                                                          2006           2005           2004           2003           2002
Net asset value, beginning of period                    $13.88         $12.41         $12.12         $10.15         $10.01
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.76          $0.86          $0.83          $0.84          $1.05
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        0.30           1.76           0.77           2.15           0.12
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $1.06          $2.62          $1.60          $2.99          $1.17
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.84)        $(0.84)        $(0.83)        $(1.00)        $(1.03)
  From net realized gain on investments and foreign
  currency transactions                                  (0.45)         (0.31)         (0.48)         (0.02)            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(1.29)        $(1.15)        $(1.31)        $(1.02)        $(1.03)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $13.65         $13.88         $12.41         $12.12         $10.15
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                   7.97          21.86          13.56          30.70          11.76
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.19           1.37           1.56           2.86           9.65
Expenses after expense reductions (f)                     1.15           1.16           1.16           1.16           0.34
Net investment income                                     5.56           6.46           6.62           7.23           9.62
Portfolio turnover                                         156            193            228            254            364
Net assets at end of period (000 Omitted)               $5,894         $5,295         $3,749         $4,055         $1,940
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS W                                                          YEAR ENDED
                                                                 7/31/06(i)
Net asset value, beginning of period                              $13.72
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                                        $0.16
  Net realized and unrealized gain (loss) on investments
    and foreign currency                                           (0.02)(g)
--------------------------------------------------------------------------------
Total from investment operations                                   $0.14
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                                      $(0.19)
--------------------------------------------------------------------------------
Net asset value, end of period                                    $13.67
--------------------------------------------------------------------------------
Total return (%) (r)(s)                                             1.07(n)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.29(a)
Expenses after expense reductions (f)                               1.25(a)
Net investment income                                               4.72(a)
Portfolio turnover                                                   156
Net assets at end of period (000 Omitted)                           $101
--------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, May 31, 2002 (Classes B and C) and May 1, 2006 (Class W) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Debt Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include written options, purchased options, futures contracts, and forward foreign currency exchange contracts.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received.

                                            NUMBER OF     PREMIUMS
                                            CONTRACTS     RECEIVED

        Outstanding, beginning of period          --          $--
        Options written                            4      193,876
        Options closed                            (2)    (176,828)
        Options expired                           (2)     (17,048)
        ---------------------------------------------------------
        Outstanding, end of period                --          $--

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

HYBRID INSTRUMENTS - The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. There were no unfunded loan commitments outstanding at July 31, 2006.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended July 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                         7/31/06        7/31/05
Ordinary income (including any short-term
  capital gains)                                     $13,223,671     $5,026,247
Long-term capital gain                                 1,227,040        415,077
-------------------------------------------------------------------------------
Total distributions                                  $14,450,711     $5,441,324

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06

          Cost of investments                        $241,828,398
          -------------------------------------------------------
          Gross appreciation                           $2,736,365
          Gross depreciation                           (1,566,140)
          -------------------------------------------------------
          Net unrealized appreciation (depreciation)   $1,170,225
          Undistributed ordinary income                 1,556,087
          Undistributed long-term capital gain          1,335,131
          Other temporary differences                    (916,446)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. For the year ended July 31, 2006, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.40% annually of the fund's average daily net assets. This written agreement will continue through November 30, 2006. For the year ended July 31, 2006, this reduction amounted to $80,137 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $142,383 for the year ended July 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                    TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION        SERVICE     DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE       FEE RATE          PLAN(d)           RATE(e)                 FEE
Class A                             0.10%          0.25%            0.35%             0.25%            $442,981
Class B                             0.75%          0.25%            1.00%             1.00%             211,984
Class C                             0.75%          0.25%            1.00%             1.00%             177,544
Class W                             0.10%             --            0.10%             0.10%                  25
---------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                    $832,534

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    July 31, 2006 based on each class' average daily net assets. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through November 30, 2006. For the year ended
    July 31, 2006, this waiver amounted to $126,566 and is reflected as a reduction of total expenses in the
    Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $823
              Class B                                    $49,754
              Class C                                     $9,855

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2006, the fee was $169,315, which equated to 0.0987% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2006, these costs amounted to $23,185.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.0187% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended July 31, 2006, the fee paid to Tarantino LLC was $935. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $893, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $334,126,773 and $239,275,689, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                       YEAR ENDED                       YEAR ENDED
                                                       7/31/06 (i)                       7/31/05
                                                 SHARES           AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                       9,624,978      $132,600,141      5,012,421      $67,225,368
  Class B                                         911,433        12,585,957        654,579        8,795,042
  Class C                                       1,220,861        16,959,165        558,817        7,517,798
  Class I                                         118,097         1,623,791        194,021        2,597,879
  Class W                                           7,289           100,000             --               --
------------------------------------------------------------------------------------------------------------
                                               11,882,658      $163,869,054      6,419,838      $86,136,087

Shares issued to shareholders in
reinvestment of distributions
  Class A                                         642,725        $8,779,599        226,327       $3,013,193
  Class B                                          90,485         1,239,565         54,270          720,940
  Class C                                          50,503           691,814         17,730          236,384
  Class I                                          35,134           479,938         30,169          398,848
  Class W                                             105             1,414             --               --
------------------------------------------------------------------------------------------------------------
                                                  818,952       $11,192,330        328,496       $4,369,365

Shares reacquired
  Class A                                      (4,848,830)     $(66,234,048)    (1,213,642)    $(16,233,352)
  Class B                                        (698,557)       (9,470,423)      (212,956)      (2,851,558)
  Class C                                        (456,442)       (6,270,181)      (181,629)      (2,417,356)
  Class I                                        (102,865)       (1,407,019)      (145,026)      (1,932,928)
------------------------------------------------------------------------------------------------------------
                                               (6,106,694)     $(83,381,671)    (1,753,253)    $(23,435,194)

Net change
  Class A                                       5,418,873       $75,145,692      4,025,106      $54,005,209
  Class B                                         303,361         4,355,099        495,893        6,664,424
  Class C                                         814,922        11,380,798        394,918        5,336,826
  Class I                                          50,366           696,710         79,164        1,063,799
  Class W                                           7,394           101,414             --               --
------------------------------------------------------------------------------------------------------------
                                                6,594,916       $91,679,713      4,995,081      $67,070,258

(i) For the period from the class' inception, May 1, 2006 (Class W) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended July 31, 2006, the fund's commitment fee and interest expense were $1,275 and $0 respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and
Shareholders of MFS Emerging Markets Debt Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Debt Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
September 25, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(S) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid
    Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA                         225 Franklin Street, Boston, MA 02110
02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA                         200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Matthew W. Ryan

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $1 billion, which may not be changed without the Trustees' approval, and to observe an expense limitation for the Fund, and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio (taking into account the Class A 12b-1 fee waiver) were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint as a result of the advisory fee waiver described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,814,234 as capital gain dividends paid during the fiscal year.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

KEEPING YOU INFORMED

MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) NEW ENDEAVOR FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          5
--------------------------------------------------------------
EXPENSE TABLE                                                8
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    10
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         15
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     17
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         18
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        19
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               27
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     36
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       37
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               42
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       46
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              46
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     46
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

Fund objective: Seeks capital appreciation.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        7/31/06
                                                                        NEF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.6%
              Cash & Other Net Assets                     2.4%

              TOP TEN HOLDINGS

              Noble Corp.                                 2.2%
              ------------------------------------------------
              Crown Holdings, Inc.                        2.1%
              ------------------------------------------------
              NICE Systems Ltd., ADR                      2.0%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc., "A"        2.0%
              ------------------------------------------------
              Equinix, Inc.                               2.0%
              ------------------------------------------------
              NRG Energy, Inc.                            2.0%
              ------------------------------------------------
              Hess Corp.                                  1.9%
              ------------------------------------------------
              TIBCO Software, Inc.                        1.8%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.7%
              ------------------------------------------------
              W.W. Grainger, Inc.                         1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.5%
              ------------------------------------------------
              Technology                                 13.2%
              ------------------------------------------------
              Energy                                     10.9%
              ------------------------------------------------
              Health Care                                10.1%
              ------------------------------------------------
              Industrial Goods & Services                 8.3%
              ------------------------------------------------
              Utilities & Communications                  7.6%
              ------------------------------------------------
              Special Products & Services                 6.8%
              ------------------------------------------------
              Basic Materials                             6.3%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Transportation                              2.3%
              ------------------------------------------------
              Consumer Staples                            1.4%
              ------------------------------------------------
              Autos & Housing                             1.0%
              ------------------------------------------------

Percentages are based on net assets as of 7/31/06.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2006, Class A shares of the MFS New Endeavor Fund provided a total return of -2.45%, at net asset value. This compares with a return of 4.28% for the fund's benchmark, the Standard & Poor's MidCap 400 Index (the S&P MidCap Index). The S&P MidCap Index became the fund's benchmark effective January 6, 2006. For the period July 31, 2005 to January 5, 2006, the fund's benchmark was the Russell Midcap Growth Index. The return of the Russell Midcap Growth Index for the twelve months ended July 31, 2006 was 2.98%.

The S&P MidCap Index replaced the Russell Midcap Growth Index as the fund's benchmark index because the adviser believes the S&P MidCap Index more closely represents the fund's current investment strategies.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector was the largest detractor relative to the benchmark. Several of our technology stock holdings, none of which are held in the benchmark, performed poorly, including network equipment manufacturer Juniper Networks, network security software company Symantec*, integrated circuit supplier Xilinx, and testing and measurement software company Mercury Interactive*. Shares of Juniper Networks declined as a result of a lower revenue outlook for 2006 and an investigation into Juniper's executive stock options practices. Symantec also lowered guidance due to delayed revenue recognition. We feel that competition from Microsoft in the consumer products segment of the business also played a role in holding back Symantec's stock price. Shares of Xilinx suffered as the company lowered its revenue outlook during the last quarter of 2005 and, more recently, pushed back earnings announcements due to investigation of its options granting practices.

Stock selection in the retailing, industrial goods and services, health care, and basic materials sectors also hurt results. In retailing, close-out retailer Tuesday Morning Corp* (not an index constituent) was among the fund's top detractors. Tuesday Morning Corp suffered from weak profits due to lackluster spending on category items and aggressive competition from other players in the industry.

In the health care sector, dermatological treatment company Medicis Pharmaceutical and medical equipment company Aspect Medical Systems (not an index constituent) weakened relative performance.

No stocks in either the industrial goods and services sector or the basic materials sector were among the top detractors for the period.

CONTRIBUTORS TO PERFORMANCE

Security selection in the utilities and communications and leisure sectors boosted the fund's relative returns over the period. In utilities and communications, wireless and broadcast communications infrastructure company American Tower (not an index constituent) was a strong performer. American Tower's revenue continued to trend upward subsequent to the company reporting a considerable revenue increase, driven by the merger with Spectrasite, during the fourth quarter of 2005. The company also enjoyed favorable pricing increases from tenants who leased towers from the company. No individual stocks within the leisure sector were among the fund's top contributors.

Stocks in other sectors that contributed to relative performance included permanent birth control device maker Conceptus and derivatives exchange Chicago Mercantile Exchange, neither of which are benchmark constituents. Conceptus was the fund's largest contributor to relative performance boosted by strong revenue from the company's Essure product (a permanent sterilization device for women). The company also benefited from the announcement earlier this year that health care services provider Cigna would start to cover the Essure procedure. Chicago Mercantile Exchange set annual volume records in all of its product groups for 2005, sending the company's stock price higher.

Respectfully,

Camille H. Lee
General oversight of a team of analysts.

* Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, September 29, 2000, through the stated period end.)

                 MFS New Endeavor   Russell Midcap      S&P MidCap
                 Fund - Class A      Growth Index       400 Index
      ------------------------------------------------------------
      9/00         $ 9,425            $10,000          $10,000
      7/01           8,975              6,117            9,501
      7/02           7,841              4,363            8,298
      7/03          10,399              5,372            9,446
      7/04          11,926              6,167           11,130
      7/05          13,825              7,749           14,012
      7/06          13,486              7,980           14,612


TOTAL RETURNS THROUGH 7/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr      Life (t)
-----------------------------------------------------------------------------
        A                 9/29/00              -2.45%      8.48%        6.33%
-----------------------------------------------------------------------------
        B                 1/02/02              -3.02%      7.86%        5.81%
-----------------------------------------------------------------------------
        C                 1/02/02              -3.09%      7.84%        5.79%
-----------------------------------------------------------------------------
        I                 1/02/02              -2.13%      8.85%        6.64%
-----------------------------------------------------------------------------
        R                12/31/02              -2.54%      8.37%        6.23%
-----------------------------------------------------------------------------
       R1                 4/01/05              -3.24%      8.25%        6.13%
-----------------------------------------------------------------------------
       R2                 4/01/05              -2.87%      8.35%        6.21%
-----------------------------------------------------------------------------
       R3                10/31/03              -2.77%      8.27%        6.15%
-----------------------------------------------------------------------------
       R4                 4/01/05              -2.52%      8.47%        6.31%
-----------------------------------------------------------------------------
       R5                 4/01/05              -2.23%      8.55%        6.38%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-----------------------------------------------------------------------------
S&P MidCap 400 Index (f)                        4.28%      9.00%        6.69%
-----------------------------------------------------------------------------
Russell Midcap Growth Index (f)(e)              2.98%      5.46%       -3.78%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
        A                                      -8.06%      7.21%        5.26%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                      -6.86%      7.57%        5.68%
With CDSC (Declining over six
years from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                      -4.05%      7.84%        5.79%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(e) Effective January 6, 2006, we no longer use the Russell Midcap Growth Index as a benchmark because we believe the S&P MidCap 400 Index better reflects the fund's investment policies and objectives.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, September 29, 2000, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Russell Midcap Growth Index - constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's MidCap 400 Index - a capitalization-weighted index which measures the performance of mid-sized companies within the U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06         7/31/06         7/31/06
--------------------------------------------------------------------------------
        Actual              1.40%     $1,000.00         $925.30         $6.68
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.40%     $1,000.00       $1,017.85         $7.00
--------------------------------------------------------------------------------
        Actual              2.05%     $1,000.00         $922.10         $9.77
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.05%     $1,000.00       $1,014.63        $10.24
--------------------------------------------------------------------------------
        Actual              2.05%     $1,000.00         $922.10         $9.77
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.05%     $1,000.00       $1,014.63        $10.24
--------------------------------------------------------------------------------
        Actual              1.03%     $1,000.00         $926.30         $4.92
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.03%     $1,000.00       $1,019.69         $5.16
--------------------------------------------------------------------------------
        Actual              1.55%     $1,000.00         $924.80         $7.40
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.55%     $1,000.00       $1,017.11         $7.75
--------------------------------------------------------------------------------
        Actual              2.14%     $1,000.00         $920.60        $10.19
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.14%     $1,000.00       $1,014.18        $10.69
--------------------------------------------------------------------------------
        Actual              1.80%     $1,000.00         $922.90         $8.58
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.80%     $1,000.00       $1,015.87         $9.00
--------------------------------------------------------------------------------
        Actual              1.70%     $1,000.00         $923.70         $8.11
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.70%     $1,000.00       $1,016.36         $8.50
--------------------------------------------------------------------------------
        Actual              1.45%     $1,000.00         $924.60         $6.92
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.45%     $1,000.00       $1,017.60         $7.25
--------------------------------------------------------------------------------
        Actual              1.15%     $1,000.00         $926.10         $5.49
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.15%     $1,000.00       $1,019.09         $5.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 97.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.4%
---------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                146,970     $   2,039,944
BankUnited Financial Corp., "A"                                            98,868         2,925,504
Commerce Bancorp, Inc.                                                    100,661         3,419,454
Investors Financial Services Corp.                                        101,420         4,545,644
Marshall & Ilsley Corp.                                                    28,197         1,324,413
Nelnet, Inc., "A" (n)                                                      33,630         1,031,432
New York Community Bancorp, Inc.                                          198,690         3,244,608
Placer Sierra Bancshares                                                   88,370         1,925,582
Signature Bank (n)                                                         82,974         2,665,955
Zions Bancorporation                                                       26,077         2,141,965
                                                                                      -------------
                                                                                      $  25,264,501
---------------------------------------------------------------------------------------------------
Biotechnology - 2.6%
---------------------------------------------------------------------------------------------------
ImClone Systems, Inc. (n)                                                  36,210     $   1,176,825
Keryx Biopharmaceuticals, Inc. (n)                                         73,786           848,539
Millipore Corp. (n)                                                        70,556         4,420,333
Neurochem, Inc. (n)                                                        43,803           455,551
                                                                                      -------------
                                                                                      $   6,901,248
---------------------------------------------------------------------------------------------------
Broadcasting - 1.0%
---------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                  137,944     $   2,554,723
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.4%
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (n)                                        39,764     $   3,640,394
Calamos Asset Management, Inc.                                             71,380         1,927,974
Chicago Mercantile Exchange Holdings, Inc.                                  7,295         3,364,454
Cowen Group, Inc. (n)                                                      28,470           437,584
Eaton Vance Corp.                                                          97,415         2,411,995
Legg Mason, Inc.                                                           31,544         2,632,978
                                                                                      -------------
                                                                                      $  14,415,379
---------------------------------------------------------------------------------------------------
Business Services - 3.6%
---------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                              21,352     $   2,007,088
Equinix, Inc. (n)                                                         103,410         5,416,616
Ultimate Software Group, Inc. (n)                                         110,030         2,282,022
                                                                                      -------------
                                                                                      $   9,705,726
---------------------------------------------------------------------------------------------------
Computer Software - 3.7%
---------------------------------------------------------------------------------------------------
McAfee, Inc. (n)                                                          138,990     $   2,995,235
MicroStrategy, Inc., "A" (n)                                               26,187         2,159,118
TIBCO Software, Inc. (n)                                                  598,456         4,763,710
                                                                                      -------------
                                                                                      $   9,918,063
---------------------------------------------------------------------------------------------------
Construction - 1.0%
---------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                       55,789     $   2,822,923
  -------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.0%
---------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                          8,380     $     408,441
DeVry, Inc. (n)                                                            62,780         1,324,658
DTS, Inc. (n)                                                              78,890         1,468,932
ITT Educational Services, Inc. (n)                                         48,278         3,254,903
Kimberly-Clark de Mexico S.A. de C.V., "A"                                 19,500            74,123
Monster Worldwide, Inc. (n)                                                65,706         2,628,240
Scotts Miracle-Gro Co.                                                     41,893         1,643,462
                                                                                      -------------
                                                                                      $  10,802,759
---------------------------------------------------------------------------------------------------
Containers - 3.2%
---------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                  345,296     $   5,752,631
Owens-Illinois, Inc. (n)                                                  196,930         2,979,551
                                                                                      -------------
                                                                                      $   8,732,182
---------------------------------------------------------------------------------------------------
Electrical Equipment - 7.0%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                14,790     $   1,274,306
Mettler-Toledo International, Inc. (n)                                     47,030         2,893,756
MSC Industrial Direct Co., Inc., "A"                                      132,266         5,453,327
Rockwell Automation, Inc.                                                  75,620         4,686,928
W.W. Grainger, Inc.                                                        74,349         4,616,329
                                                                                      -------------
                                                                                      $  18,924,646
---------------------------------------------------------------------------------------------------
Electronics - 5.8%
---------------------------------------------------------------------------------------------------
Cree, Inc. (n)                                                             94,640     $   1,867,247
SanDisk Corp. (n)                                                          86,533         4,037,630
Tessera Technologies, Inc. (n)                                            110,686         3,483,288
Volterra Semiconductor Corp. (n)                                          273,570         3,988,651
Xilinx, Inc.                                                              105,061         2,131,688
                                                                                      -------------
                                                                                      $  15,508,504
---------------------------------------------------------------------------------------------------
Energy - Independent - 3.2%
---------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                        29,250     $   1,203,930
Newfield Exploration Co. (n)                                               35,480         1,645,562
Southwestern Energy Co. (n)                                                59,650         2,051,960
Western Refining Co., LP                                                  165,890         3,813,811
                                                                                      -------------
                                                                                      $   8,715,263
---------------------------------------------------------------------------------------------------
Energy - Integrated - 1.9%
---------------------------------------------------------------------------------------------------
Hess Corp.                                                                 95,546     $   5,054,383
---------------------------------------------------------------------------------------------------
Food & Beverages - 0.6%
---------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                       100,750     $   1,547,520
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
---------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (n)                                                   42,440     $   1,237,126
---------------------------------------------------------------------------------------------------
General Merchandise - 0.5%
---------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                         41,230     $   1,222,882
  -------------------------------------------------------------------------------------------------
Insurance - 4.7%
---------------------------------------------------------------------------------------------------
Allied World Assurance Co. (n)                                             58,660     $   2,047,234
Aspen Insurance Holdings Ltd.                                              67,236         1,586,770
Endurance Specialty Holdings Ltd.                                          92,664         2,813,279
PartnerRe Ltd.                                                             50,715         3,150,923
XL Capital Ltd., "A"                                                       49,555         3,156,654
                                                                                      -------------
                                                                                      $  12,754,860
---------------------------------------------------------------------------------------------------
Internet - 0.8%
---------------------------------------------------------------------------------------------------
CNET Networks, Inc. (n)                                                   246,710     $   2,082,232
---------------------------------------------------------------------------------------------------
Leisure & Toys - 2.9%
---------------------------------------------------------------------------------------------------
THQ, Inc. (n)                                                             164,172     $   3,725,063
Ubisoft Entertainment S.A. (n)                                             81,328         3,947,139
                                                                                      -------------
                                                                                      $   7,672,202
---------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
---------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                  59,440     $   3,545,596
  -------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
---------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                            77,750     $   1,680,178
MWI Veterinary Supply, Inc. (n)                                            32,740         1,226,768
                                                                                      -------------
                                                                                      $   2,906,946
---------------------------------------------------------------------------------------------------
Medical Equipment - 4.3%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                          76,730     $   3,778,953
Aspect Medical Systems, Inc. (n)                                           96,951         1,420,332
Conceptus, Inc. (n)                                                       175,342         2,649,418
Cyberonics, Inc. (n)                                                       93,530         2,004,348
Thoratec Corp. (n)                                                        121,830         1,681,254
                                                                                      -------------
                                                                                      $  11,534,305
---------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
---------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                         76,950     $   2,923,658
  -------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.6%
---------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                        74,655     $   2,913,038
Sempra Energy                                                              28,734         1,386,703
                                                                                      -------------
                                                                                      $   4,299,741
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.4%
---------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                       154,060     $   3,735,955
  -------------------------------------------------------------------------------------------------
Network & Telecom - 2.9%
---------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (n)                                                177,659     $   2,389,514
NICE Systems Ltd., ADR (n)                                                210,670         5,521,661
                                                                                      -------------
                                                                                      $   7,911,175
---------------------------------------------------------------------------------------------------
Oil Services - 5.8%
---------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (n)                                               58,690     $   1,336,371
National-Oilwell Varco, Inc. (n)                                           41,600         2,788,864
Noble Corp.                                                                82,906         5,948,506
Pride International, Inc. (n)                                              84,511         2,524,344
Smith International, Inc.                                                  70,335         3,134,831
                                                                                      -------------
                                                                                      $  15,732,916
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.1%
---------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. (n)                                         89,799     $     704,024
Endo Pharmaceuticals Holdings, Inc. (n)                                    83,530         2,595,277
Medicis Pharmaceutical Corp., "A"                                          88,367         2,435,395
                                                                                      -------------
                                                                                      $   5,734,696
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.0%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                             63,760     $   4,076,177
NuCO2, Inc. (n)                                                            54,610         1,329,207
                                                                                      -------------
                                                                                      $   5,405,384
---------------------------------------------------------------------------------------------------
Specialty Stores - 5.3%
---------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                     124,601     $   3,452,694
Chico's FAS, Inc. (n)                                                      99,580         2,255,487
Hot Topic, Inc. (n)                                                       111,400         1,638,694
PetSmart, Inc.                                                            110,588         2,605,453
Urban Outfitters, Inc. (n)                                                101,626         1,482,723
Williams-Sonoma, Inc.                                                      89,590         2,848,962
                                                                                      -------------
                                                                                      $  14,284,013
---------------------------------------------------------------------------------------------------
Telephone Services - 0.5%
---------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                              42,038     $   1,420,884
---------------------------------------------------------------------------------------------------
Trucking - 2.3%
---------------------------------------------------------------------------------------------------
Old Dominion Freight Lines, Inc. (n)                                       72,180     $   2,351,624
UTI Worldwide, Inc.                                                       164,520         3,833,315
                                                                                      -------------
                                                                                      $   6,184,939
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.1%
---------------------------------------------------------------------------------------------------
CMS Energy Corp. (n)                                                      270,337     $   3,787,421
NRG Energy, Inc. (n)                                                      107,676         5,303,043
NSTAR                                                                      59,680         1,860,226
                                                                                      -------------
                                                                                      $  10,950,690
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $261,345,754)                                   $ 262,408,020
---------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.2%
---------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06,
at Amortized Cost and Value (y)                                      $    539,000     $     539,000
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $261,884,754)                                     $ 262,947,020
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.2%                                                     6,023,193
---------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $ 268,970,213
---------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $261,884,754)               $262,947,020
Cash                                                                         909
Receivable for investments sold                                        6,977,695
Receivable for fund shares sold                                          212,493
Dividends receivable                                                      68,525
Receivable from investment adviser                                        15,887
Other assets                                                               2,823
------------------------------------------------------------------------------------------------------
Total assets                                                                              $270,225,352
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                       $329,288
Payable for fund shares reacquired                                       679,604
Payable to affiliates
  Management fee                                                          22,012
  Shareholder servicing costs                                              9,347
  Distribution and service fees                                           16,017
  Administrative services fee                                                645
  Retirement plan administration and services fees                           146
Payable for independent trustees' compensation                               895
Accrued expenses and other liabilities                                   197,185
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $1,255,139
------------------------------------------------------------------------------------------------------
Net assets                                                                                $268,970,213
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $235,415,566
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            1,062,340
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 32,492,307
------------------------------------------------------------------------------------------------------
Net assets                                                                                $268,970,213
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   20,286,889
------------------------------------------------------------------------------------------------------

Class A shares
--------------------------------------------------------------------------------
  Net assets                                                        $166,388,377
  Shares outstanding                                                  12,446,387
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.37
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                        $14.19
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $49,919,553
  Shares outstanding                                                   3,835,396
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.02
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $28,884,420
  Shares outstanding                                                   2,218,546
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.02
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,768,664
  Shares outstanding                                                     277,512
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.58
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $12,663,408
  Shares outstanding                                                     953,109
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.29
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,035,231
  Shares outstanding                                                      79,671
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $12.99
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $540,506
  Shares outstanding                                                      41,405
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.05
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,362,228
  Shares outstanding                                                     254,705
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.20
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,354,085
  Shares outstanding                                                     176,152
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.36
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $53,741
  Shares outstanding                                                       4,006
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $13.41
------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Year ended 7/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $1,702,875
  Interest                                                                254,994
  Foreign taxes withheld                                                   (5,608)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $1,952,261
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,395,332
  Distribution and service fees                                         1,734,990
  Shareholder servicing costs                                             648,746
  Administrative services fee                                              49,664
  Retirement plan administration and services fees                         13,176
  Independent trustees' compensation                                       11,128
  Custodian fee                                                           117,030
  Shareholder communications                                              111,082
  Auditing fees                                                            36,420
  Legal fees                                                                7,765
  Miscellaneous                                                           204,891
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $5,330,224
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (33,505)
  Reduction of expenses by investment adviser                            (235,576)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,061,143
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(3,108,882)
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $47,007,532
  Foreign currency transactions                                           (14,512)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $46,993,020
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(49,171,417)
  Translation of assets and liabilities in foreign currencies                  74
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(49,171,343)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(2,178,323)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(5,287,205)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             YEARS ENDED 7/31
                                                                    ----------------------------------
                                                                         2006                     2005
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment loss                                               $(3,108,882)             $(3,693,212)
Net realized gain (loss) on investments and foreign
currency transactions                                              46,993,020                  920,851
Net unrealized gain (loss) on investments and foreign
currency translation                                              (49,171,343)              44,451,387
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $(5,287,205)             $41,679,026
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                         $(2,227,380)               $(492,663)
  Class B                                                            (731,846)                (230,215)
  Class C                                                            (436,145)                (108,763)
  Class I                                                            (165,111)                 (40,090)
  Class R                                                            (172,374)                 (35,782)
  Class R1                                                             (3,060)                      --
  Class R2                                                               (633)                      --
  Class R3                                                            (37,630)                    (608)
  Class R4                                                            (12,975)                      --
  Class R5                                                               (622)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,787,776)               $(908,121)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(64,231,529)             $66,006,475
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $1,253
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(73,306,510)            $106,778,633
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            342,276,723              235,498,090
At end of period                                                 $268,970,213             $342,276,723
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                      YEARS ENDED 7/31
                                              -------------------------------------------------------------------------------
                                                     2006             2005             2004             2003             2002

Net asset value, beginning of period               $13.86           $11.99           $10.53            $7.95            $9.51
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.11)          $(0.13)          $(0.15)          $(0.07)          $(0.07)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.22)            2.04             1.69             2.65            (1.03)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.33)           $1.91            $1.54            $2.58           $(1.10)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(0.16)          $(0.04)          $(0.08)             $--           $(0.46)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.37           $13.86           $11.99           $10.53            $7.95
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (2.45)           15.92            14.68            32.62           (12.63)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.47             1.44             1.45             1.94             3.32
Expenses after expense reductions (f)                1.40             1.40             1.40             1.44(x)          1.38(x)
Net investment loss                                 (0.78)           (1.00)           (1.18)           (0.83)           (0.81)
Portfolio turnover                                    139               88               93              287              779
Net assets at end of period (000 Omitted)        $166,388         $200,067         $122,682          $21,471           $7,700
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                     YEARS ENDED 7/31
                                               --------------------------------------------------------------------------
                                                     2006            2005            2004            2003         2002(i)

Net asset value, beginning of period               $13.58          $11.83          $10.42           $7.92          $10.47
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.19)         $(0.21)         $(0.23)         $(0.12)         $(0.08)

  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.21)           2.00            1.69            2.62           (2.47)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.40)          $1.79           $1.46           $2.50          $(2.55)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(0.16)         $(0.04)         $(0.05)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.02          $13.58          $11.83          $10.42           $7.92
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (3.02)          15.12           13.95           31.69          (24.36)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.12            2.09            2.10            2.59            4.01(a)
Expenses after expense reductions (f)                2.05            2.05            2.05            2.09(x)         2.07(a)(x)
Net investment loss                                 (1.43)          (1.66)          (1.82)          (1.48)          (1.50)(a)
Portfolio turnover                                    139              88              93             287             779
Net assets at end of period (000 Omitted)         $49,920         $69,791         $64,612         $17,541          $4,253
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                     YEARS ENDED 7/31
                                               --------------------------------------------------------------------------
                                                     2006            2005            2004            2003         2002(i)

Net asset value, beginning of period               $13.59          $11.83          $10.42           $7.92          $10.47
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.19)         $(0.21)         $(0.22)         $(0.13)         $(0.07)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.22)           2.01            1.67            2.63           (2.48)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.41)          $1.80           $1.45           $2.50          $(2.55)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(0.16)         $(0.04)         $(0.04)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.02          $13.59          $11.83          $10.42           $7.92
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          (3.09)          15.21           13.94           31.73          (24.45)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.12            2.09            2.10            2.59            4.01(a)
Expenses after expense reductions (f)                2.05            2.05            2.05            2.09(x)         2.07(a)(x)
Net investment loss                                 (1.43)          (1.66)          (1.83)          (1.49)          (1.50)(a)
Portfolio turnover                                    139              88              93             287             779
Net assets at end of period (000 Omitted)         $28,884         $40,546         $28,199          $8,413          $2,834
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                     YEARS ENDED 7/31
                                               --------------------------------------------------------------------------
                                                     2006            2005            2004            2003         2002(i)

Net asset value, beginning of period               $14.03          $12.10          $10.59           $7.97          $10.47
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.06)         $(0.09)         $(0.10)         $(0.04)         $(0.03)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.23)           2.06            1.71            2.66           (2.47)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $(0.29)          $1.97           $1.61           $2.62          $(2.50)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(0.16)         $(0.04)         $(0.10)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.58          $14.03          $12.10          $10.59           $7.97
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             (2.13)          16.27           15.13           33.00          (23.88)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.12            1.09            1.10            1.59            2.99(a)
Expenses after expense reductions (f)                1.05            1.05            1.05            1.09(x)         1.07(a)(x)
Net investment loss                                 (0.43)          (0.66)          (0.83)          (0.48)          (0.50)(a)
Portfolio turnover                                    139              88              93             287             779
Net assets at end of period (000 Omitted)          $3,769         $13,735         $12,665          $4,262          $2,063
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                          YEARS ENDED 7/31
                                                         -----------------------------------------------------------------
                                                                2006              2005              2004           2003(i)

Net asset value, beginning of period                          $13.79            $11.95            $10.51             $7.96
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                     $(0.13)           $(0.15)           $(0.17)           $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             (0.21)             2.03              1.70              2.60
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $(0.34)            $1.88             $1.53             $2.55
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       $(0.16)           $(0.04)           $(0.09)              $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $13.29            $13.79            $11.95            $10.51
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                        (2.54)            15.72             14.48             32.16(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.62              1.59              1.60              2.09(a)
Expenses after expense reductions (f)                           1.55              1.55              1.55              1.59(a)(x)
Net investment loss                                            (0.93)            (1.14)            (1.32)            (0.96)(a)
Portfolio turnover                                               139                88                93               287
Net assets at end of period (000 Omitted)                    $12,663           $13,752            $7,220               $23
--------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                                           YEARS ENDED 7/31
                                                                                             -----------------------------
                                                                                                    2006           2005(i)

Net asset value, beginning of period                                                              $13.58            $12.40
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                         $(0.21)           $(0.09)
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                                         (0.22)             1.27(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $(0.43)            $1.18
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                         $(0.16)              $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $12.99            $13.58
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            (3.24)             9.52(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                              2.31              2.29(a)
Expenses after expense reductions (f)                                                               2.15              2.25(a)
Net investment loss                                                                                (1.53)            (1.77)(a)
Portfolio turnover                                                                                   139                88
Net assets at end of period (000 Omitted)                                                         $1,035               $55
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                                     YEARS ENDED 7/31
                                                                                       -----------------------------
                                                                                              2006           2005(i)

Net asset value, beginning of period                                                        $13.59            $12.40
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                   $(0.15)           $(0.06)
  Net realized and unrealized gain (loss) on investments and foreign currency                (0.23)             1.25(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                            $(0.38)            $1.19
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                   $(0.16)              $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $13.05            $13.59
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                      (2.87)             9.60(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                        2.00              1.99(a)
Expenses after expense reductions (f)                                                         1.80              1.95(a)
Net investment loss                                                                          (1.18)            (1.42)(a)
Portfolio turnover                                                                             139                88
Net assets at end of period (000 Omitted)                                                     $541               $55
--------------------------------------------------------------------------------------------------------------------

CLASS R3                                                                             YEARS ENDED 7/31
                                                                      -----------------------------------------------
                                                                             2006              2005           2004(i)

Net asset value, beginning of period                                       $13.73            $11.93            $11.81
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                  $(0.15)           $(0.17)           $(0.14)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          (0.22)             2.01              0.35
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $(0.37)            $1.84             $0.21
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                             $(0.16)           $(0.04)           $(0.09)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.20            $13.73             11.93
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     (2.77)            15.41              1.83(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.87              1.84              1.85(a)
Expenses after expense reductions (f)                                        1.72              1.80              1.80(a)
Net investment loss                                                         (1.10)            (1.34)            (1.60)(a)
Portfolio turnover                                                            139                88                93
Net assets at end of period (000 Omitted)                                  $3,362            $3,115              $120
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 7/31
                                                                               -----------------------------
                                                                                      2006           2005(i)

Net asset value, beginning of period                                                $13.86            $12.62
------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                           $(0.12)           $(0.02)
  Net realized and unrealized gain (loss) on investments and foreign currency        (0.22)             1.26(g)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $(0.34)            $1.24
------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions           $(0.16)              $--
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $13.36            $13.86
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              (2.52)             9.83(n)
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                1.52              1.44(a)
Expenses after expense reductions (f)                                                 1.45              1.40(a)
Net investment loss                                                                  (0.81)            (0.90)(a)
Portfolio turnover                                                                     139                88
Net assets at end of period (000 Omitted)                                           $2,354            $1,105
------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                             YEARS ENDED 7/31
                                                                               -----------------------------
                                                                                      2006           2005(i)

Net asset value, beginning of period                                                $13.87            $12.62
------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                           $(0.07)           $(0.03)
  Net realized and unrealized gain (loss) on investments and foreign currency        (0.23)             1.28(g)
------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $(0.30)            $1.25
------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions           $(0.16)              $--
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $13.41            $13.87
------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              (2.23)             9.90(n)
------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                1.22              1.19(a)
Expenses after expense reductions (f)                                                 1.15              1.15(a)
Net investment loss                                                                  (0.52)            (0.62)(a)
Portfolio turnover                                                                     139                88
Net assets at end of period (000 Omitted)                                              $54               $55
------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, January 2, 2002 (Classes B, C, and I), December 31, 2002
    (Class R), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets were
    1.40% and 1.38% (Class A), 2.05% and 2.07% (Class B), 2.05% and 2.07% (Class C), 1.05% and 1.07% (Class
    I), and 1.55% (Class R) for the stated periods.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS New Endeavor Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended July 31, 2006, the fund's custodian fees were reduced by $21,020 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended July 31, 2006, the fund's custodian expenses were reduced by $12,485 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                           7/31/06      7/31/05
Ordinary income (including any short-term
  capital gains)                                               $--      $61,020
Long-term capital gain                                   3,787,776      847,101
-------------------------------------------------------------------------------
Total distributions                                     $3,787,776     $908,121

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06
          Cost of investments                               $263,609,596
          --------------------------------------------------------------
          Gross appreciation                                $ 18,626,787
          Gross depreciation                                 (19,289,363)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $   (662,576)
          Undistributed ordinary income                        9,830,210
          Undistributed long-term capital gain                24,439,545
          Other temporary differences                            (52,532)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund's board of trustees. For the year ended July 31, 2006, the fund's average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This written agreement will continue through November 30, 2006. For the year ended July 31, 2006, this reduction amounted to $230,572 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $52,822 for the year ended July 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $667,826
Class B                             0.75%              0.25%              1.00%             1.00%             613,599
Class C                             0.75%              0.25%              1.00%             1.00%             356,464
Class R                             0.25%              0.25%              0.50%             0.50%              73,034
Class R1                            0.50%              0.25%              0.75%             0.75%               3,627
Class R2                            0.25%              0.25%              0.50%             0.50%                 892
Class R3                            0.25%              0.25%              0.50%             0.50%              14,978
Class R4                               --              0.25%              0.25%             0.25%               4,570
---------------------------------------------------------------------------------------------------------------------
Total distribution and service fees                                                                        $1,734,990

(d) In accordance with the distribution plan for certain classes, the fund  pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2006, were as follows:

                                                           AMOUNT

              Class A                                       $2,659
              Class B                                     $149,572
              Class C                                       $6,661

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2006, the fee was $315,844, which equated to 0.0990% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2006, these costs amounted to $126,692.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.0156% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended July 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                     ANNUAL
                                  EFFECTIVE               TOTAL
               FEE RATE             RATE(g)              AMOUNT

Class R1          0.45%               0.35%              $2,175
Class R2          0.40%               0.26%                 714
Class R3          0.25%               0.17%               7,489
Class R4          0.15%               0.15%               2,742
Class R5          0.10%               0.10%                  56
---------------------------------------------------------------
Total Retirement Plan Administration and Services Fees  $13,176

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended July 31, 2006, this waiver amounted to $3,221 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended July 31, 2006, the fee paid to Tarantino LLC was $1,946. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,783, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $437,816,276 and $505,300,091, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     7/31/06                         7/31/05 (i)
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    4,085,435       $57,069,891      10,384,949      $132,195,074
  Class B                                      673,583         9,155,832       2,280,658        28,434,483
  Class C                                      513,461         6,994,536       1,412,369        17,751,024
  Class I                                      312,592         4,364,091         319,491         4,079,011
  Class R                                      398,114         5,499,975       1,135,112        14,758,603
  Class R1                                      88,559         1,235,037           9,048           113,472
  Class R2                                      44,727           624,795           4,032            50,000
  Class R3                                     211,587         2,900,154         293,937         3,779,613
  Class R4                                     121,750         1,688,971          79,755         1,083,057
  Class R5                                          --                --           3,962            50,000
----------------------------------------------------------------------------------------------------------
                                             6,449,808       $89,533,282      15,923,313      $202,294,337

Shares issued to shareholders in
reinvestment of distributions

  Class A                                      144,531        $2,020,510          32,574          $443,977
  Class B                                       47,480           649,050          15,181           203,723
  Class C                                       25,314           346,046           6,730            90,318
  Class I                                       10,320           146,231           2,688            37,009
  Class R                                       11,867           165,078           2,537            34,453
  Class R1                                         228             3,060              --                --
  Class R2                                          46               633              --                --
  Class R3                                       2,720            37,630              45               608
  Class R4                                         928            12,975              --                --
  Class R5                                          44               622              --                --
----------------------------------------------------------------------------------------------------------
                                               243,478        $3,381,835          59,755          $810,088

Shares reacquired

  Class A                                   (6,221,446)     $(87,352,633)     (6,211,279)     $(78,472,901)
  Class B                                   (2,023,951)      (27,383,493)     (2,618,918)      (32,713,500)
  Class C                                   (1,304,624)      (17,774,265)       (817,805)      (10,156,919)
  Class I                                   (1,024,562)      (15,087,130)       (390,014)       (4,992,640)
  Class R                                     (453,876)       (6,320,964)       (744,606)       (9,720,811)
  Class R1                                     (13,182)         (191,305)         (4,982)          (65,961)
  Class R2                                      (7,400)         (104,994)             --                --
  Class R3                                    (186,483)       (2,573,212)        (77,140)         (975,218)
  Class R4                                     (26,281)         (358,650)             --                --
----------------------------------------------------------------------------------------------------------
                                           (11,261,805)    $(157,146,646)    (10,864,744)    $(137,097,950)

Net change

  Class A                                   (1,991,480)     $(28,262,232)      4,206,244       $54,166,150
  Class B                                   (1,302,888)      (17,578,611)       (323,079)       (4,075,294)
  Class C                                     (765,849)      (10,433,683)        601,294         7,684,423
  Class I                                     (701,650)      (10,576,808)        (67,835)         (876,620)
  Class R                                      (43,895)         (655,911)        393,043         5,072,245
  Class R1                                      75,605         1,046,792           4,066            47,511
  Class R2                                      37,373           520,434           4,032            50,000
  Class R3                                      27,824           364,572         216,842         2,805,003
  Class R4                                      96,397         1,343,296          79,755         1,083,057
  Class R5                                          44               622           3,962            50,000
-----------------------------------------------------------------------------------------------------------
                                            (4,568,519)     $(64,231,529)      5,118,324       $66,006,475

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated
    period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended July 31, 2006, the fund's commitment fee and interest expense were $2,183 and $6,957, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and
Shareholders of MFS New Endeavor Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Endeavor Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Endeavor Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                          ERNST & YOUNG LLP

Boston, Massachusetts
September 25, 2006

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(S) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------       ----------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Camille H. Lee

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $1 billion, which may not be changed without the Trustees' approval, and to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) was lower than the Lipper expense group median and the total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint as a result of the advisory fee waiver described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $10,845,014 as capital gain dividends paid during the fiscal year.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

KEEPING YOU INFORMED

MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) STRATEGIC VALUE FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
MANAGEMENT REVIEW                                                 3
-------------------------------------------------------------------
PERFORMANCE SUMMARY                                               5
-------------------------------------------------------------------
EXPENSE TABLE                                                     8
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         10
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              13
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          16
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              17
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             19
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    29
-------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          38
-------------------------------------------------------------------
TRUSTEES AND OFFICERS                                            39
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    44
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            48
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   48
-------------------------------------------------------------------
FEDERAL TAX INFORMATION                                          48
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

Fund objective: Seeks to provide capital appreciation.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        7/31/06
                                                                        SVF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:
The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.6%
              Cash & Other Net Assets                     0.4%

              TOP TEN HOLDINGS

              Verizon Communications, Inc.                5.3%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     4.8%
             -------------------------------------------------
              Bank of America Corp.                       4.5%
              ------------------------------------------------
              Wyeth                                       4.5%
              ------------------------------------------------
              Merck & Co., Inc.                           4.2%
              ------------------------------------------------
              Tyco International Ltd.                     3.7%
              ------------------------------------------------
              Sprint Nextel Corp.                         3.7%
              ------------------------------------------------
              Owens-Illinois, Inc.                        3.6%
              ------------------------------------------------
              Nortel Networks Corp.                       3.5%
              ------------------------------------------------
              Mellon Financial Corp.                      3.2%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         23.8%
              ------------------------------------------------
              Utilities & Communications                 14.0%
              ------------------------------------------------
              Health Care                                11.5%
              ------------------------------------------------
              Technology                                 10.6%
              ------------------------------------------------
              Energy                                      9.5%
              ------------------------------------------------
              Leisure                                     7.1%
              ------------------------------------------------
              Retailing                                   6.3%
              ------------------------------------------------
              Basic Materials                             5.2%
              ------------------------------------------------
              Consumer Staples                            4.9%
              ------------------------------------------------
              Industrial Goods & Services                 3.7%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------

Percentages are based on net assets as of 7/31/06, unless otherwise noted. The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended July 31, 2006, Class A shares of the MFS Strategic Value Fund provided a total return of -1.16%, at net asset value. This compares with a return of 11.59% for the fund's benchmark, the Russell 1000 Value Index.

DETRACTORS FROM PERFORMANCE

Security selection in the technology, basic materials, and utilities and communications sectors held back relative performance over the period. In the technology sector, our holdings in telecom equipment provider Nortel Networks, computer giant Dell, neither of which are benchmark constituents, and security software company Symantec were among the fund's top detractors. In our opinion, concerns about competition from Microsoft in the security software segment of the business held back Symantec's stock price.

In the basic materials sector, package manufacturer Owens-Illinois and newsprint maker Bowater, which is not a benchmark constituent, detracted from relative results. We believe that earnings for Owens-Illinois have been depressed due to higher energy costs and the company's inability to pass these higher costs on to the customer.

Securities in the utilities and communications sector that negatively impacted relative performance included power producer and marketer Calpine*, which is not a benchmark constituent, and communications company Sprint Nextel.

Stocks in other sectors that hurt relative results included health services provider Tenet Healthcare, home improvement products maker Masco, and manufacturing conglomerate Tyco International, which is not a benchmark constituent.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector contributed to the fund's relative performance. Positive performers in this sector included diversified financial services firm PNC and global financial services firm J.P. Morgan Chase. PNC's ownership stake in investment manager BlackRock and strong fee revenue position provided strong performance during the period.

Individual stocks in other sectors that contributed to relative results included pharmaceutical company Merck and office products retailer OfficeMax.

Respectfully,

Alan Langsner                                         Kenneth Enright
Portfolio Manager                                     Portfolio Manager

* Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 7/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, March 17, 1998, through the stated period end.)

                                 MFS Strategic
                                 Value Fund --           Russell 1000
                                 Class A                 Value Index

              3/98                   9,425                  10,000
              7/98                  10,056                  10,059
              7/99                  14,124                  11,567
              7/00                  15,559                  10,989
              7/01                  18,974                  11,950
              7/02                  15,563                   9,890
              7/03                  17,818                  10,952
              7/04                  20,353                  12,888
              7/05                  23,693                  15,341
              7/06                  23,417                  17,120

TOTAL RETURNS THROUGH 7/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr       5-yr       Life (t)
-----------------------------------------------------------------------------
        A                 3/17/98              -1.16%      4.30%       11.48%
-----------------------------------------------------------------------------
        B                12/29/00              -1.79%      3.61%       11.01%
-----------------------------------------------------------------------------
        C                12/29/00              -1.86%      3.61%       11.00%
-----------------------------------------------------------------------------
        I                 3/17/98              -0.85%      4.64%       11.70%
-----------------------------------------------------------------------------
        R                12/31/02              -1.28%      4.19%       11.42%
-----------------------------------------------------------------------------
       R1                 4/01/05              -1.93%      4.06%       11.33%
-----------------------------------------------------------------------------
       R2                 4/01/05              -1.58%      4.17%       11.40%
-----------------------------------------------------------------------------
       R3                10/31/03              -1.52%      4.09%       11.35%
-----------------------------------------------------------------------------
       R4                 4/01/05              -1.20%      4.28%       11.47%
-----------------------------------------------------------------------------
       R5                 4/01/05              -0.93%      4.36%       11.52%
-----------------------------------------------------------------------------
      529A                7/31/02              -1.43%      4.07%       11.34%
-----------------------------------------------------------------------------
      529B                7/31/02              -2.07%      3.55%       11.00%
-----------------------------------------------------------------------------
      529C                7/31/02              -2.01%      3.55%       11.01%
-----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

-----------------------------------------------------------------------------
Russell 1000 Value Index (f)                   11.59%      7.46%        6.61%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-----------------------------------------------------------------------------
        A                                      -6.85%      3.07%       10.70%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
        B                                      -5.25%      3.26%       11.01%
With CDSC (Declining over six years
from 4% to 0%) (x)
-----------------------------------------------------------------------------
        C                                      -2.72%      3.61%       11.00%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------
      529A                                     -7.09%      2.85%       10.55%
With Initial Sales Charge (5.75%)
-----------------------------------------------------------------------------
      529B                                     -5.52%      3.20%       11.00%
With CDSC (Declining over six
years from 4% to 0%) (x)
-----------------------------------------------------------------------------
      529C                                     -2.87%      3.55%       11.01%
With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems, Inc.
(t) For the period from the commencement of the fund's investment operations, March 17, 1998, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06         7/31/06        7/31/06
--------------------------------------------------------------------------------
        Actual              1.30%     $1,000.00         $982.10        $6.39
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%     $1,000.00       $1,018.35        $6.51
--------------------------------------------------------------------------------
        Actual              1.95%     $1,000.00         $978.70        $9.57
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.95%     $1,000.00       $1,015.12        $9.74
--------------------------------------------------------------------------------
        Actual              1.95%     $1,000.00         $978.70        $9.57
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%     $1,000.00       $1,015.12        $9.74
--------------------------------------------------------------------------------
        Actual              0.95%     $1,000.00         $983.50        $4.67
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%     $1,000.00       $1,020.08        $4.76
--------------------------------------------------------------------------------
        Actual              1.45%     $1,000.00         $981.30        $7.12
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.45%     $1,000.00       $1,017.60        $7.25
--------------------------------------------------------------------------------
        Actual              2.04%     $1,000.00         $977.90       $10.00
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.04%     $1,000.00       $1,014.68       $10.19
--------------------------------------------------------------------------------
        Actual              1.69%     $1,000.00         $980.20        $8.30
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.69%     $1,000.00       $1,016.41        $8.45
--------------------------------------------------------------------------------
        Actual              1.60%     $1,000.00         $980.40        $7.86
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.60%     $1,000.00       $1,016.86        $8.00
--------------------------------------------------------------------------------
        Actual              1.35%     $1,000.00         $982.00        $6.63
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.35%     $1,000.00       $1,018.10        $6.76
--------------------------------------------------------------------------------
        Actual              1.05%     $1,000.00         $983.40        $5.16
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.05%     $1,000.00       $1,019.59        $5.26
--------------------------------------------------------------------------------
        Actual              1.55%     $1,000.00         $980.60        $7.61
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.55%     $1,000.00       $1,017.11        $7.75
--------------------------------------------------------------------------------
        Actual              2.20%     $1,000.00         $977.80       $10.79
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.20%     $1,000.00       $1,013.88       $10.99
--------------------------------------------------------------------------------
        Actual              2.20%     $1,000.00         $977.80       $10.79
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.20%     $1,000.00       $1,013.88       $10.99
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 99.6%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.5%
--------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                      1,119,615      $    30,711,039
E. W. Scripps Co., "A"                                                118,400            5,059,232
                                                                                   ---------------
                                                                                   $    35,770,271
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
--------------------------------------------------------------------------------------------------
Molson Coors Brewing Co.                                               87,040      $     6,219,008
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.4%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 892,428      $    45,986,815
Bank of New York Co., Inc.                                            128,100            4,305,441
J.P. Morgan Chase & Co.                                             1,074,870           49,035,569
New York Community Bancorp, Inc.                                      359,200            5,865,736
PNC Financial Services Group, Inc.                                    142,300           10,080,532
                                                                                   ---------------
                                                                                   $   115,274,093
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.3%
--------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                930,300      $    32,560,500
Merrill Lynch & Co., Inc.                                             148,020           10,778,816
                                                                                   ---------------
                                                                                   $    43,339,316
--------------------------------------------------------------------------------------------------
Computer Software - 5.1%
--------------------------------------------------------------------------------------------------
Compuware Corp. (n)                                                 3,343,390      $    23,370,296
Symantec Corp. (n)                                                  1,615,210           28,056,198
                                                                                   ---------------
                                                                                   $    51,426,494
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.0%
--------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                        512,100      $    11,102,328
Sun Microsystems, Inc. (n)                                          2,021,450            8,793,308
                                                                                   ---------------
                                                                                   $    19,895,636
--------------------------------------------------------------------------------------------------
Construction - 3.0%
--------------------------------------------------------------------------------------------------
Masco Corp.                                                         1,137,450      $    30,404,039
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
--------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                    123,030      $     5,996,482
Estee Lauder Cos., Inc., "A"                                          470,660           17,565,031
                                                                                   ---------------
                                                                                   $    23,561,513
--------------------------------------------------------------------------------------------------
Containers - 3.6%
--------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                            2,432,320      $    36,801,002
--------------------------------------------------------------------------------------------------
Electrical Equipment - 3.7%
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             1,451,820      $    37,877,984
--------------------------------------------------------------------------------------------------
Energy - Independent - 5.2%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                          358,380      $    25,255,039
Devon Energy Corp.                                                    420,440           27,177,242
                                                                                   ---------------
                                                                                   $    52,432,281
--------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
--------------------------------------------------------------------------------------------------
Hess Corp.                                                            115,800      $     6,125,820
--------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------
General Mills, Inc.                                                    79,300      $     4,115,670
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.6%
--------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         807,300      $    16,372,044
--------------------------------------------------------------------------------------------------
General Merchandise - 3.6%
--------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                      29,700      $     1,042,767
Saks, Inc.                                                          1,386,810           22,383,113
Wal-Mart Stores, Inc.                                                 287,960           12,814,220
                                                                                   ---------------
                                                                                   $    36,240,100
--------------------------------------------------------------------------------------------------
Insurance - 8.1%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                        467,640      $    26,571,305
Conseco, Inc. (n)                                                   1,346,990           30,711,372
Genworth Financial, Inc., "A"                                         117,700            4,037,110
St. Paul Travelers Cos., Inc.                                         453,400           20,765,720
                                                                                   ---------------
                                                                                   $    82,085,507
--------------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
--------------------------------------------------------------------------------------------------
Mattel, Inc.                                                          984,710      $    17,764,168
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
--------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (n)                                          2,072,770      $    12,270,798
--------------------------------------------------------------------------------------------------
Medical Equipment - 1.6%
--------------------------------------------------------------------------------------------------
Boston Scientific Corp. (n)                                           256,500      $     4,363,065
Pall Corp.                                                            463,110           12,077,909
                                                                                   ---------------
                                                                                   $    16,440,974
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
--------------------------------------------------------------------------------------------------
Questar Corp.                                                          52,600      $     4,660,360
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
--------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                    43,300      $     1,050,025
--------------------------------------------------------------------------------------------------
Network & Telecom - 3.5%
--------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                          18,194,960      $    35,662,122
--------------------------------------------------------------------------------------------------
Oil Services - 3.7%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   343,540      $    18,870,652
Noble Corp.                                                           260,310           18,677,243
                                                                                   ---------------
                                                                                   $    37,547,895
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.7%
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                   1,044,540      $    42,063,626
Wyeth                                                                 938,260           45,477,462
                                                                                   ---------------
                                                                                   $    87,541,088
--------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
--------------------------------------------------------------------------------------------------
New York Times Co., "A"                                               836,100      $    18,536,337
--------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
--------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                       667,340      $    27,434,347
--------------------------------------------------------------------------------------------------
Telephone Services - 10.3%
--------------------------------------------------------------------------------------------------
AT&T, Inc.                                                            297,000      $     8,907,030
Embarq Corp.                                                           95,205            4,308,026
Sprint Nextel Corp.                                                 1,898,310           37,586,538
Verizon Communications, Inc.                                        1,589,315           53,750,633
                                                                                   ---------------
                                                                                   $   104,552,227
--------------------------------------------------------------------------------------------------
Tobacco - 1.6%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    198,700      $    15,890,039
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
--------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                       722,130      $    31,152,688
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $946,845,098)                                $ 1,008,443,846
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
--------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06,
at Amortized Cost and Value (y)                                  $  1,610,000      $     1,610,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $948,455,098)                                  $ 1,010,053,846
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                    2,550,110
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 1,012,603,956
--------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $948,455,098)            $1,010,053,846
Cash                                                                        792
Receivable for investments sold                                      11,929,322
Receivable for fund shares sold                                         353,955
Dividends receivable                                                  1,366,656
Other assets                                                             10,538
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,023,715,109
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $5,295,796
Payable for fund shares reacquired                                    5,084,093
Payable to affiliates
  Management fee                                                         72,246
  Shareholder servicing costs                                            59,704
  Distribution and service fees                                          63,145
  Administrative services fee                                             2,156
  Program manager fees                                                       59
  Retirement plan administration and services fees                          112
Payable for independent trustees' compensation                            8,045
Accrued expenses and other liabilities                                  525,797
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $11,111,153
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,012,603,956
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $967,007,566
Unrealized appreciation (depreciation) on investments                61,598,748
Accumulated distributions in excess of net realized gain on
investments                                                         (18,657,032)
Undistributed net investment income                                   2,654,674
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,012,603,956
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    71,963,062
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $566,309,548
  Shares outstanding                                                 39,807,724
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.23
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                     $15.10
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $262,251,742
  Shares outstanding                                                 19,008,014
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.80
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $103,520,462
  Shares outstanding                                                  7,499,372
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.80
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $56,874,458
  Shares outstanding                                                  3,971,863
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $14.32
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $15,150,841
  Shares outstanding                                                  1,070,132
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $14.16
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $300,275
  Shares outstanding                                                     21,866
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $13.73
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $173,873
  Shares outstanding                                                     12,566
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $13.84
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,468,196
  Shares outstanding                                                    247,185
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $14.03
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,335,537
  Shares outstanding                                                    164,520
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $14.20
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $51,910
  Shares outstanding                                                      3,649
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $14.23
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,076,764
  Shares outstanding                                                     76,248
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.12
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value
  per share)                                                                                     $14.98
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $365,823
  Shares outstanding                                                     26,826
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.64
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $724,527
  Shares outstanding                                                     53,097
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.65
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Year ended 7/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $22,377,476
  Interest                                                                230,688
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $22,608,164
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $9,506,951
  Distribution and service fees                                         7,342,587
  Program manager fees                                                      5,428
  Shareholder servicing costs                                           2,493,065
  Administrative services fee                                             164,447
  Retirement plan administration and services fees                         10,374
  Independent trustees' compensation                                       36,819
  Custodian fee                                                           344,939
  Shareholder communications                                              247,344
  Auditing fees                                                            48,037
  Legal fees                                                               24,433
  Miscellaneous                                                           327,164
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $20,551,588
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (118,000)
  Reduction of expenses by investment adviser                          (1,277,778)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $19,155,810
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,452,354
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) on investment transactions
(identified cost basis)                                               $63,017,924
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments      $(85,536,947)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(22,519,023)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $(19,066,669)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 7/31
                                                                 --------------------------------------
                                                                        2006                       2005

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $3,452,354                 $9,144,363
Net realized gain (loss) on investments                           63,017,924                155,372,305
Net unrealized gain (loss) on investments                        (85,536,947)                50,156,904
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $(19,066,669)              $214,673,572
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(2,204,218)               $(5,496,392)
  Class B                                                                 --                   (824,674)
  Class C                                                                 --                   (206,630)
  Class I                                                           (423,482)                  (964,625)
  Class R                                                            (37,181)                   (93,588)
  Class R1                                                              (558)                        --
  Class R2                                                                (1)                        --
  Class R3                                                            (5,262)                    (6,578)
  Class R4                                                              (203)                        --
  Class R5                                                              (297)                        --
  Class 529A                                                          (1,346)                    (4,660)
  Class 529B                                                              --                       (525)
  Class 529C                                                              --                       (681)

Statements of Changes in Net Assets - continued

From net realized gain on investments
  Class A                                                       $(87,101,923)              $(25,754,250)
  Class B                                                        (42,003,910)               (15,340,015)
  Class C                                                        (18,429,219)                (6,096,640)
  Class I                                                         (7,592,742)                (3,186,058)
  Class R                                                         (2,187,622)                  (439,814)
  Class R1                                                           (26,592)                        --
  Class R2                                                            (6,103)                        --
  Class R3                                                          (384,870)                   (28,130)
  Class R4                                                            (5,971)                        --
  Class R5                                                            (5,971)                        --
  Class 529A                                                        (127,221)                   (28,027)
  Class 529B                                                         (44,447)                    (9,958)
  Class 529C                                                         (86,619)                   (17,058)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(160,675,758)              $(58,498,303)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(337,019,156)               $64,494,835
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $3,043
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(516,761,583)              $220,673,147
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,529,365,539              1,308,692,392

At end of period (including undistributed net investment
income of $2,654,674 and $1,879,365, respectively)            $1,012,603,956             $1,529,365,539
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                   YEARS ENDED 7/31
                                           -------------------------------------------------------------------------------
                                                  2006             2005             2004             2003             2002

Net asset value, beginning of period            $16.33           $14.61           $12.80           $11.18           $13.64
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.08            $0.13            $0.05            $0.05            $0.04
  Net realized and unrealized gain (loss)
  on investments and foreign currency            (0.27)            2.25             1.77             1.57            (2.49)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $(0.19)           $2.38            $1.82            $1.62           $(2.45)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                    $(0.05)          $(0.12)          $(0.01)             $--           $(0.00)(w)
  From net realized gain on investments
  and foreign currency transactions              (1.86)           (0.54)              --               --            (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.91)          $(0.66)          $(0.01)             $--           $(0.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $14.23           $16.33           $14.61           $12.80           $11.18
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       (1.16)           16.41            14.23            14.49           (17.98)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.39             1.38             1.34             1.45             1.42
Expenses after expense reductions (f)             1.29             1.28             1.29              N/A             1.46(e)
Net investment income                             0.51             0.86             0.33             0.41             0.29
Portfolio turnover                                  46               60               63               65               78
Net assets at end of period (000 Omitted)     $566,310         $838,660         $689,399         $364,466         $244,996
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                   YEARS ENDED 7/31
                                           -------------------------------------------------------------------------------
                                                  2006             2005             2004             2003             2002

Net asset value, beginning of period            $15.94           $14.30           $12.60           $11.07           $13.60
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $(0.02)           $0.04           $(0.04)          $(0.03)          $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency            (0.26)            2.17             1.74             1.56            (2.47)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $(0.28)           $2.21            $1.70            $1.53           $(2.52)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $--           $(0.03)             $--              $--              $--
  From net realized gain on investments
  and foreign currency transactions              (1.86)           (0.54)              --               --            (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.86)          $(0.57)             $--              $--           $(0.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.80           $15.94           $14.30           $12.60           $11.07
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       (1.79)           15.57            13.49            13.82           (18.55)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            2.04             2.03             2.00             2.08             2.07
Expenses after expense reductions (f)             1.94             1.93             1.95              N/A             2.11(e)
Net investment income (loss)                     (0.15)            0.24            (0.32)           (0.22)           (0.37)
Portfolio turnover                                  46               60               63               65               78
Net assets at end of period (000 Omitted)     $262,252         $406,076         $406,468         $305,967         $271,674
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                   YEARS ENDED 7/31
                                           -------------------------------------------------------------------------------
                                                  2006             2005             2004             2003             2002

Net asset value, beginning of period            $15.95           $14.29           $12.59           $11.07           $13.59
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)              $(0.02)           $0.03           $(0.04)          $(0.03)          $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency            (0.27)            2.19             1.74             1.55            (2.46)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $(0.29)           $2.22            $1.70            $1.52           $(2.51)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $--           $(0.02)             $--              $--              $--
  From net realized gain on investments
  and foreign currency transactions              (1.86)           (0.54)              --               --            (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.86)          $(0.56)             $--              $--           $(0.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $13.80           $15.95           $14.29           $12.59           $11.07
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       (1.86)           15.64            13.50            13.73           (18.49)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            2.04             2.03             2.00             2.08             2.07
Expenses after expense reductions (f)             1.94             1.93             1.95              N/A             2.11(e)
Net investment income (loss)                     (0.15)            0.23            (0.32)           (0.23)           (0.37)
Portfolio turnover                                  46               60               63               65               78
Net assets at end of period (000 Omitted)     $103,520         $176,356         $159,017         $106,169          $90,726
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                      YEARS ENDED 7/31
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003            2002

Net asset value, beginning of period                $16.43          $14.69          $12.85          $11.19          $13.61
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13           $0.20           $0.09           $0.09           $0.09
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   (0.28)           2.24            1.79            1.57           (2.50)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.15)          $2.44           $1.88           $1.66          $(2.41)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.10)         $(0.16)         $(0.04)            $--          $(0.00)(w)
  From net realized gain on investments and
  foreign currency transactions                      (1.86)          (0.54)             --              --           (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(1.96)         $(0.70)         $(0.04)            $--          $(0.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.32          $16.43          $14.69          $12.85          $11.19
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              (0.85)          16.81           14.66           14.83          (17.72)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.04            1.03            1.00            1.06            1.07
Expenses after expense reductions (f)                 0.94            0.93            0.95             N/A            1.11(e)
Net investment income                                 0.84            1.31            0.63            0.77            0.66
Portfolio turnover                                      46              60              63              65              78
Net assets at end of period (000 Omitted)          $56,874         $83,422         $43,766          $6,997         $12,109
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 7/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $16.26            $14.58          $12.80          $11.13
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.05             $0.10           $0.02          $(0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.26)             2.24            1.77            1.68
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.21)            $2.34           $1.79           $1.67
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.03)           $(0.12)         $(0.01)            $--
  From net realized gain on investments                           (1.86)            (0.54)             --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.89)           $(0.66)         $(0.01)            $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $14.16            $16.26          $14.58          $12.80
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           (1.28)            16.16           14.02           15.00(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.54              1.54            1.49            1.91(a)
Expenses after expense reductions (f)                              1.44              1.44            1.44             N/A
Net investment income (loss)                                       0.36              0.67            0.17           (0.13)(a)
Portfolio turnover                                                   46                60              63              65
Net assets at end of period (000 Omitted)                       $15,151           $19,866          $8,357          $2,378
-------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                             YEARS ENDED 7/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $15.93              $15.26
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.03)             $(0.01)
  Net realized and unrealized gain (loss) on investments                            (0.27)               0.68(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $(0.30)              $0.67
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.04)                $--
  From net realized gain on investments                                             (1.86)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.90)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.73              $15.93
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             (1.93)               4.39(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.24                2.23(a)
Expenses after expense reductions (f)                                                2.05                2.13(a)
Net investment loss                                                                 (0.22)              (0.17)(a)
Portfolio turnover                                                                     46                  60
Net assets at end of period (000 Omitted)                                            $300                 $84
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                             YEARS ENDED 7/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $15.95              $15.26
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.02               $0.01
  Net realized and unrealized gain (loss) on investments                            (0.27)               0.68(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $(0.25)              $0.69
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.00)(w)             $--
  From net realized gain on investments                                             (1.86)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.86)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.84              $15.95
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             (1.58)               4.52(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.94                1.95(a)
Expenses after expense reductions (f)                                                1.71                1.85(a)
Net investment income                                                                0.14                0.12(a)
Portfolio turnover                                                                     46                  60
Net assets at end of period (000 Omitted)                                            $174                $106
-------------------------------------------------------------------------------------------------------------

CLASS R3                                                                             YEARS ENDED 7/31
                                                                      -----------------------------------------------
                                                                             2006              2005           2004(i)

Net asset value, beginning of period                                       $16.16            $14.53            $13.22
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                          $0.03             $0.04            $(0.02)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          (0.27)             2.26              1.36
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $(0.24)            $2.30             $1.34
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.03)           $(0.13)           $(0.03)
  From net realized gain on investments                                     (1.86)            (0.54)               --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(1.89)           $(0.67)           $(0.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.03            $16.16             14.53
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     (1.52)            15.95             10.14(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.79              1.81              1.78(a)
Expenses after expense reductions (f)                                        1.61              1.71              1.73(a)
Net investment income (loss)                                                 0.20              0.23             (0.18)(a)
Portfolio turnover                                                             46                60                63
Net assets at end of period (000 Omitted)                                  $3,468            $2,580              $362
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 7/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $16.32              $15.59
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.08               $0.04
  Net realized and unrealized gain (loss) on investments                            (0.28)               0.69(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $(0.20)              $0.73
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.06)                $--
  From net realized gain on investments                                             (1.86)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.92)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $14.20              $16.32
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             (1.20)               4.68(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.44                1.42(a)
Expenses after expense reductions (f)                                                1.34                1.32(a)
Net investment income                                                                0.59                0.68(a)
Portfolio turnover                                                                     46                  60
Net assets at end of period (000 Omitted)                                          $2,336                 $52
-------------------------------------------------------------------------------------------------------------

CLASS R5                                                                             YEARS ENDED 7/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $16.34              $15.59
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.12               $0.05
  Net realized and unrealized gain (loss) on investments                            (0.28)               0.70(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $(0.16)              $0.75
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.09)                $--
  From net realized gain on investments                                             (1.86)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.95)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $14.23              $16.34
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             (0.93)               4.81(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.14                1.13(a)
Expenses after expense reductions (f)                                                1.04                1.03(a)
Net investment income                                                                0.77                0.98(a)
Portfolio turnover                                                                     46                  60
Net assets at end of period (000 Omitted)                                             $52                 $52
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                        YEARS ENDED 7/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $16.23            $14.54          $12.76          $11.07
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.04             $0.09           $0.01           $0.01
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.27)             2.23            1.77            1.68
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.23)            $2.32           $1.78           $1.69
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.02)           $(0.09)            $--             $--
  From net realized gain on investments                           (1.86)            (0.54)             --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.88)           $(0.63)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $14.12            $16.23          $14.54          $12.76
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        (1.43)            16.09           13.95           14.13(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.64              1.63            1.59            1.77(a)
Expenses after expense reductions (f)                              1.54              1.53            1.54             N/A
Net investment income                                              0.27              0.58            0.06            0.10(a)
Portfolio turnover                                                   46                60              63              65
Net assets at end of period (000 Omitted)                        $1,077            $1,057            $697            $196
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                        YEARS ENDED 7/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $15.82            $14.22          $12.56          $10.96
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.05)           $(0.01)         $(0.08)         $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.27)             2.18            1.74            1.66
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.32)            $2.17           $1.66           $1.60
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $--            $(0.03)            $--             $--
  From net realized gain on investments                           (1.86)            (0.54)             --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.86)           $(0.57)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $13.64            $15.82          $14.22          $12.56
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        (2.07)            15.36           13.22           13.46(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.29              2.28            2.25            2.41(a)
Expenses after expense reductions (f)                              2.19              2.18            2.20             N/A
Net investment loss                                               (0.38)            (0.04)          (0.59)          (0.55)(a)
Portfolio turnover                                                   46                60              63              65
Net assets at end of period (000 Omitted)                          $366              $342            $223             $71
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                        YEARS ENDED 7/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $15.82            $14.22          $12.56          $10.96
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                        $(0.05)           $(0.01)         $(0.08)         $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            (0.26)             2.17            1.74            1.66
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.31)            $2.16           $1.66           $1.60
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $--            $(0.02)            $--             $--
  From net realized gain on investments                           (1.86)            (0.54)             --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.86)           $(0.56)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $13.65            $15.82          $14.22          $12.56
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        (2.01)            15.31           13.22           13.46(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.29              2.29            2.25            2.42(a)
Expenses after expense reductions (f)                              2.19              2.19            2.20             N/A
Net investment loss                                               (0.37)            (0.08)          (0.59)          (0.53)(a)
Portfolio turnover                                                   46                60              63              65
Net assets at end of period (000 Omitted)                          $725              $712            $404            $104
-------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended July 31, 2006, the fund's custodian fees were reduced by $93,879 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended July 31, 2006, the fund's custodian expenses were reduced by $24,121 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective
January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                              7/31/06             7/31/05

Ordinary income (including any
short-term capital gains)                 $51,728,572         $15,141,414

Long-term capital gain                    108,947,186          43,356,889
---------------------------------------------------------------------------
Total distributions                      $160,675,758         $58,498,303

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06
          Cost of investments                           $962,022,840
          ----------------------------------------------------------
          Gross appreciation                            $115,816,693
          Gross depreciation                             (67,785,687)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $48,031,006
          Undistributed ordinary income                    2,654,674
          Post-October capital loss deferral              (5,004,527)
          Other temporary differences                        (84,763)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the year ended July 31, 2006, this waiver amounted to $1,267,664 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,546 and $1,232 for the year ended
July 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $2,468,610
Class B                             0.75%              0.25%              1.00%             1.00%           3,329,056
Class C                             0.75%              0.25%              1.00%             1.00%           1,422,263
Class R                             0.25%              0.25%              0.50%             0.50%              88,477
Class R1                            0.50%              0.25%              0.75%             0.75%               1,740
Class R2                            0.25%              0.25%              0.50%             0.50%                 546
Class R3                            0.25%              0.25%              0.50%             0.50%              15,062
Class R4                               --              0.25%              0.25%             0.25%               2,184
Class 529A                          0.25%              0.25%              0.50%             0.35%               3,804
Class 529B                          0.75%              0.25%              1.00%             1.00%               3,581
Class 529C                          0.75%              0.25%              1.00%             1.00%               7,264
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $7,342,587

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2006, were as follows:

                                                             AMOUNT

              Class A                                       $15,356
              Class B                                      $727,459
              Class C                                       $16,125
              Class 529B                                        $94
              Class 529C                                         $6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended July 31, 2006, were as follows:

                                                             AMOUNT
              Class 529A                                     $2,717
              Class 529B                                        895
              Class 529C                                      1,816
              -----------------------------------------------------
              Total Program Manager Fees                     $5,428

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2006, the fee was $1,261,710, which equated to 0.0996% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended July 31, 2006, these costs amounted to $490,938.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended July 31, 2006 was equivalent to an annual effective rate of 0.0130% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended July 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE       TOTAL
                                              FEE RATE      RATE(g)      AMOUNT

Class R1                                         0.45%        0.36%      $1,044
Class R2                                         0.40%        0.27%         437
Class R3                                         0.25%        0.16%       7,531
Class R4                                         0.15%        0.15%       1,310
Class R5                                         0.10%        0.10%          52
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $10,374

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the year ended July 31, 2006, this waiver amounted to $2,905 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended July 31, 2006, the fee paid to Tarantino LLC was $7,411. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $7,209, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $574,855,182 and $1,051,830,052, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     7/31/06                         7/31/05 (i)
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    7,760,012      $116,500,038      18,487,168      $287,367,645
  Class B                                    1,618,652        23,347,995       4,626,323        69,976,123
  Class C                                      730,471        10,742,881       2,583,122        39,240,289
  Class I                                    1,586,846        23,678,614       4,540,754        69,921,222
  Class R                                      262,717         3,868,987       1,094,909        16,840,719
  Class R1                                      17,963           266,930           5,757            88,449
  Class R2                                       8,905           124,962           6,613           103,191
  Class R3                                     210,219         3,121,375         201,842         3,144,730
  Class R4                                     182,031         2,636,952           3,207            50,000
  Class R5                                          --                --           3,207            50,000
  Class 529A                                    14,967           221,307          18,886           293,761
  Class 529B                                     4,434            65,165           6,473            96,847
  Class 529C                                     8,629           124,345          16,346           244,742
----------------------------------------------------------------------------------------------------------
                                            12,405,846      $184,699,551      31,594,607      $487,417,718

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    5,828,293       $82,878,316       1,789,535       $28,399,923
  Class B                                    2,732,362        37,843,257         933,427        14,514,795
  Class C                                    1,125,558        15,600,245         342,068         5,322,575
  Class I                                      472,874         6,752,639         208,389         3,319,632
  Class R                                      147,599         2,091,476          30,948           489,595
  Class R1                                       1,969            27,150              --                --
  Class R2                                         440             6,104              --                --
  Class R3                                      27,770           390,132           2,205            34,708
  Class R4                                         435             6,174              --                --
  Class R5                                         442             6,268              --                --
  Class 529A                                     9,092           128,567           2,069            32,687
  Class 529B                                     3,242            44,447             679            10,483
  Class 529C                                     6,313            86,619           1,147            17,739
-----------------------------------------------------------------------------------------------------------
                                            10,356,389      $145,861,394       3,310,467       $52,142,137

Shares reacquired
  Class A                                  (25,139,308)    $(373,810,900)    (16,092,450)    $(249,076,727)
  Class B                                  (10,814,084)     (156,437,098)     (8,520,630)     (129,723,652)
  Class C                                   (5,413,568)      (77,892,415)     (2,994,314)      (45,573,931)
  Class I                                   (3,166,030)      (48,255,669)     (2,650,222)      (42,154,379)
  Class R                                     (561,590)       (8,255,129)       (477,590)       (7,361,965)
  Class R1                                      (3,328)          (46,558)           (495)           (7,860)
  Class R2                                      (3,392)          (51,382)             --                --
  Class R3                                    (150,494)       (2,206,032)        (69,250)       (1,076,957)
  Class R4                                     (21,153)         (306,948)             --                --
  Class 529A                                   (12,926)         (186,883)         (3,736)          (57,345)
  Class 529B                                    (2,485)          (34,403)         (1,164)          (17,968)
  Class 529C                                    (6,808)          (96,684)           (942)          (14,236)
-----------------------------------------------------------------------------------------------------------
                                           (45,295,166)    $(667,580,101)    (30,810,793)    $(475,065,020)

Net change
  Class A                                  (11,551,003)    $(174,432,546)      4,184,253       $66,690,841
  Class B                                   (6,463,070)      (95,245,846)     (2,960,880)      (45,232,734)
  Class C                                   (3,557,539)      (51,549,289)        (69,124)       (1,011,067)
  Class I                                   (1,106,310)      (17,824,416)      2,098,921        31,086,475
  Class R                                     (151,274)       (2,294,666)        648,267         9,968,349
  Class R1                                      16,604           247,522           5,262            80,589
  Class R2                                       5,953            79,684           6,613           103,191
  Class R3                                      87,495         1,305,475         134,797         2,102,481
  Class R4                                     161,313         2,336,178           3,207            50,000
  Class R5                                         442             6,268           3,207            50,000
  Class 529A                                    11,133           162,991          17,219           269,103
  Class 529B                                     5,191            75,209           5,988            89,362
  Class 529C                                     8,134           114,280          16,551           248,245
-----------------------------------------------------------------------------------------------------------
                                           (22,532,931)    $(337,019,156)      4,094,281       $64,494,835

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended July 31, 2006, the fund's commitment fee and interest expense were $8,704 and $34,319, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and
Shareholders of MFS Strategic Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Value Fund at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
September 25, 2006

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of September 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(S) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------             ----------------    ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)            Trustee            February 2004       Massachusetts Financial Services
(born 10/20/63)                                                        Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(k)              Trustee            February 2004       Massachusetts Financial Services
(born 8/08/46)                                                         Company, Chairman (since February
                                                                       2004); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to
                                                                       December 2002); Fidelity
                                                                       Investments, Vice Chairman (June
                                                                       2000 to December 2001); Fidelity
                                                                       Management & Research Company
                                                                       (investment adviser), President
                                                                       (March 1997 to July 2001); Bell
                                                                       Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 5/01/36)                  of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Robert E. Butler(n)             Trustee            January 2006        Consultant - regulatory and
(born 11/29/41)                                                        compliance matters (since July
                                                                       2002); PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (November 2000 until June
                                                                       2002)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                         Senior Cardiac Surgeon, Chief of
                                                                       Cardiac Surgery (until 2005);
                                                                       Harvard Medical School, Professor
                                                                       of Surgery; Brigham and Women's
                                                                       Hospital Physicians' Organization,
                                                                       Chair (2000 to 2004)

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                         products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 9/27/41)                                                         consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                         Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 9/23/38)                                                         (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 8/05/57)                                                         Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

Robert W. Uek                   Trustee            January 2006        Retired (since 1999);
(born 5/18/41)                                                         PricewaterhouseCoopers LLP
                                                                       (professional services firm),
                                                                       Partner (until 1999); Consultant
                                                                       to investment company industry
                                                                       (since 2000); TT International
                                                                       Funds (mutual fund complex),
                                                                       Trustee (2000 until 2005);
                                                                       Hillview Investment Trust II Funds
                                                                       (mutual fund complex), Trustee
                                                                       (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)               President          November 2005       Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Tracy Atkinson(k)               Treasurer          September 2005      Massachusetts Financial Services
(born 12/30/64)                                                        Company, Senior Vice President
                                                                       (since September 2004);
                                                                       PricewaterhouseCoopers LLP,
                                                                       Partner (prior to September 2004)

Christopher R. Bohane(k)        Assistant          July 2005           Massachusetts Financial Services
(born 1/18/74)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since April 2003);
                                                                       Kirkpatrick & Lockhart LLP (law
                                                                       firm), Associate (prior to April
                                                                       2003)

Ethan D. Corey(k)               Assistant          July 2005           Massachusetts Financial Services
(born 11/21/63)                 Secretary and                          Company, Special Counsel (since
                                Assistant Clerk                        December 2004); Dechert LLP (law
                                                                       firm), Counsel (prior to December
                                                                       2004)

David L. DiLorenzo(k)           Assistant          July 2005           Massachusetts Financial Services
(born 8/10/68)                  Treasurer                              Company, Vice President (since
                                                                       June 2005); JP Morgan Investor
                                                                       Services, Vice President (prior to
                                                                       June 2005)

Timothy M. Fagan(k)             Assistant          September 2005      Massachusetts Financial Services
(born 7/10/68)                  Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since September 2005);
                                                                       John Hancock Advisers, LLC, Vice
                                                                       President and Chief Compliance
                                                                       Officer (September 2004 to August
                                                                       2005), Senior Attorney (prior to
                                                                       September 2004); John Hancock
                                                                       Group of Funds, Vice President and
                                                                       Chief Compliance Officer
                                                                       (September 2004 to December 2004)

Mark D. Fischer(k)              Assistant          July 2005           Massachusetts Financial Services
(born 10/27/70)                 Treasurer                              Company, Vice President (since May
                                                                       2005); JP Morgan Investment
                                                                       Management Company, Vice President
                                                                       (prior to May 2005)

Brian E. Langenfeld(k)          Assistant          May 2006            Massachusetts Financial Services
(born 3/07/73)                  Secretary and                          Company, Assistant Vice President
                                Assistant Clerk                        and Counsel (since May 2006); John
                                                                       Hancock Advisers, LLC, Assistant
                                                                       Vice President and Counsel (May
                                                                       2005 to April 2006); John Hancock
                                                                       Advisers, LLC, Attorney and
                                                                       Assistant Secretary (prior to May
                                                                       2005)

Ellen Moynihan(k)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Senior Vice President

Susan S. Newton(k)              Assistant          May 2005            Massachusetts Financial Services
(born 3/07/50)                  Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Susan A. Pereira(k)             Assistant          July 2005           Massachusetts Financial Services
(born 11/05/70)                 Secretary and                          Company, Vice President and Senior
                                Assistant Clerk                        Counsel (since June 2004); Bingham
                                                                       McCutchen LLP (law firm),
                                                                       Associate (prior to June 2004)

Mark N. Polebaum(k)             Secretary and      January 2006        Massachusetts Financial Services
(born 5/01/52)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since January 2006); Wilmer
                                                                       Cutler Pickering Hale and Dorr LLP
                                                                       (law firm), Partner (prior to
                                                                       January 2006)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 3/07/44)                  Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (prior to
                                                                       March 2003)

James O. Yost(k)                Assistant          September 1990      Massachusetts Financial Services
(born 6/12/60)                  Treasurer                              Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIAN
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                     Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741                      200 Clarendon Street, Boston, MA 02116


PORTFOLIO MANAGERS
Alan Langsner
Kenneth Enright

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 5\t/\h/ quintile relative to the other funds in the universe for this three-year period (the 1\s/\t/ quintile being the best performers and the 5\t/\h/ quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5\t/\h/ quintile for the one-year period and the 4\t/\h/ quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the ongoing substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives and changes to the Fund's portfolio management team in 2004 and 2005. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings and a more in-depth review of the Fund's performance quarterly. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $111,532,166 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 78.46% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants To Whom It May Concern: the series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended July 31, 2006 and 2005, audit fees billed to the Funds by E&Y were as follows:

                                                        Audit Fees
           FEES BILLED BY E&Y:                       2006         2005
                                                     ----         ----

             MFS Emerging Markets Debt Fund       $41,610      $41,610
             MFS New Endeavor Fund                 29,200       27,200
             MFS Strategic Value Fund              35,580       33,580
                                                   ------       ------
             TOTAL                               $106,390     $102,390

For the fiscal years ended July 31, 2006 and 2005, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                             Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY E&Y:                        2006           2005           2006          2005           2006           2005
                                             ----           ----           ----          ----           ----           ----
       To MFS Emerging Markets Debt Fund        $0             $0       $11,482        $10,620           $144        $1,237
       To MFS New Endeavor Fund                  0              0         8,982          7,870            144         1,387
       To MFS Strategic Value Fund               0              0        10,192          9,080            144         2,098
  TOTAL FEES BILLED BY E&Y                      $0             $0       $30,656        $27,570           $432        $4,722
   TO ABOVE FUNDS:

       To MFS and MFS Related                   $0             $0       $15,500             $0       $197,421      $507,978
       Entities of MFS Emerging
       Markets Debt Fund*
       To MFS and MFS Related                    0              0        15,500              0        197,421       507,978
       Entities of MFS New
       Endeavor Fund*
       To MFS and MFS Related                    0              0        15,500              0        197,421       507,978
       Entities of MFS Strategic
       Value Fund*

  AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                              2006                         2005
                                              ----                         ----

       To MFS Emerging Markets            $290,202                     $530,335
       Debt Fund, MFS and MFS
       Related Entities#

       To MFS New Endeavor                 287,702                      527,735
       Fund, MFS and MFS
       Related Entities#


       To MFS Strategic Value              288,912                      529,656
       Fund, MFS and MFS
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.